UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21922

RS VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Matthew H. Scanlan

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

March 31, 2013 (unaudited)	Shares	Value
Common Stocks — 94.1%
Advertising Agencies — 1.2%
The Interpublic Group of Companies, Inc.	952,800	$12,414,984
		12,414,984

Aerospace — 2.9%
Lockheed Martin Corp.	323,993	31,271,804
		31,271,804

Asset Management & Custodian — 2.9%
Franklin Resources, Inc.	78,800	11,883,828
State Street Corp.	325,220	19,217,250
		31,101,078

Banks: Diversified — 6.4%
Comerica, Inc.	310,273	11,154,314
Fifth Third Bancorp	635,800	10,369,898
KeyCorp	2,477,320	24,674,107
PNC Financial Services Group, Inc.	171,400	11,398,100
Wells Fargo & Co.	290,300	10,738,197
		68,334,616

Building Materials — 1.4%
Martin Marietta Materials, Inc.	150,845	15,389,207
		15,389,207

Chemicals: Specialty — 2.8%
Praxair, Inc.	271,437	30,276,083
		30,276,083

Computer Services, Software & Systems — 6.9%
Symantec Corp.(1)	1,180,650	29,138,442
Yahoo! Inc.(1)	1,901,980	44,753,589
		73,892,031

Diversified Manufacturing Operations — 0.7%
Honeywell International, Inc.	104,005	7,836,777
		7,836,777

Diversified Media — 3.0%
News Corp., Class A	1,029,175	31,410,421
		31,410,421

Diversified Retail — 4.1%
Dollar General Corp.(1)	420,669	21,277,438
Liberty Interactive Corp., Class A(1)	1,040,120	22,237,766
		43,515,204

Drug & Grocery Store Chains — 2.3%
CVS Caremark Corp.	437,500	24,058,125
		24,058,125

Electronic Entertainment — 2.5%
Activision Blizzard, Inc.	1,830,585	26,671,623
		26,671,623

Fertilizers — 3.2%
The Mosaic Co.	572,887	34,149,794
		34,149,794

Financial Data & Systems — 5.1%
Fidelity National Information Services, Inc.	278,280	11,025,454
Thomson Reuters Corp.	1,324,344	43,014,693
		54,040,147

Foods — 5.3%
Kellogg Co.	347,980	22,420,351
Mondelez International, Inc., Class A	1,124,900	34,433,189
		56,853,540

Health Care Management Services — 3.0%
UnitedHealth Group, Inc.	564,578	32,299,507
		32,299,507

Insurance: Life — 4.5%
Aflac, Inc.	320,474	16,671,057
Prudential Financial, Inc.	522,140	30,801,039
		47,472,096

Insurance: Property-Casualty — 3.1%
The Allstate Corp.	682,130	33,472,119
		33,472,119

Machinery: Engines — 0.9%
Cummins, Inc.	84,700	9,809,107
		9,809,107

Oil Well Equipment & Services — 1.1%
Schlumberger Ltd.	157,249	11,776,378
		11,776,378

Oil: Crude Producers — 11.2%
Concho Resources, Inc.(1)	331,570	32,304,865
Occidental Petroleum Corp.	553,919	43,410,632
Southwestern Energy Co.(1)	1,162,775	43,324,997
		119,040,494

Pharmaceuticals — 9.8%
Merck & Co., Inc.	944,771	41,787,221
Pfizer, Inc.	1,296,180	37,407,755
Warner Chilcott PLC, Class A	1,879,621	25,468,865
		104,663,841

Precious Metals & Minerals — 2.6%
Goldcorp, Inc.	824,112	27,714,887
		27,714,887

Scientific Instruments: Control & Filter — 1.6%
Parker Hannifin Corp.	191,280	17,517,422
		17,517,422

Securities Brokerage & Services — 2.7%
CME Group, Inc.	201,766	12,386,415
The Charles Schwab Corp.	947,700	16,764,813
		29,151,228

Telecommunications Equipment — 2.9%
Motorola Solutions, Inc.	477,340	30,564,080
		30,564,080
Total Common Stocks (Cost $851,960,608)		1,004,696,593

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
Repurchase Agreements — 5.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $60,042,067, due 4/1/2013(2)	$60,042,000	$60,042,000
Total Repurchase Agreements (Cost $60,042,000)		60,042,000
Total Investments — 99.7% (Cost $912,002,608)		1,064,738,593
Other Assets, Net — 0.3%		3,243,868
Total Net Assets — 100.0%		$1,067,982,461

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.625%	8/15/2019	$61,247,626

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,004,696,593	$—	$—	$1,004,696,593
Repurchase Agreements	—	60,042,000	—	60,042,000

Total	$1,004,696,593	$60,042,000	$—	$1,064,738,593

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

March 31, 2013 (unaudited)	Shares	Value
Common Stocks — 97.5%
Aerospace — 3.1%
HEICO Corp., Class A	40,341	$1,384,100
Teledyne Technologies, Inc.(1)	21,300	1,670,772
		3,054,872

Asset Management & Custodian — 1.0%
Financial Engines, Inc.	22,328	808,720
WisdomTree Investments, Inc.(1)	16,500	171,600
		980,320

Auto Parts — 1.2%
Dorman Products, Inc.	30,400	1,131,184
		1,131,184

Back Office Support, HR and Consulting — 2.8%
Huron Consulting Group, Inc.(1)	27,200	1,096,704
Robert Half International, Inc.	34,020	1,276,771
WageWorks, Inc.(1)	15,200	380,456
		2,753,931

Banks: Diversified — 1.3%
Signature Bank(1)	15,539	1,223,852
		1,223,852

Biotechnology — 6.7%
Aegerion Pharmaceuticals, Inc.(1)	23,112	932,338
Amicus Therapeutics, Inc.(1)	191,300	606,421
Cubist Pharmaceuticals, Inc.(1)	21,600	1,011,312
Exact Sciences Corp.(1)	64,200	629,160
Hyperion Therapeutics, Inc.(1)	5,600	144,592
KYTHERA Biopharmaceuticals, Inc.(1)	26,300	640,668
NPS Pharmaceuticals, Inc.(1)	86,608	882,536
Orexigen Therapeutics, Inc.(1)	107,000	668,750
Seattle Genetics, Inc.(1)	29,300	1,040,443
		6,556,220

Building Materials — 1.1%
Trex Co., Inc.(1)	22,431	1,103,157
		1,103,157

Building: Roofing, Wallboard & Plumbing — 1.5%
Beacon Roofing Supply, Inc.(1)	37,300	1,442,018
		1,442,018

Casinos & Gambling — 0.2%
Multimedia Games Holding Co., Inc.(1)	11,500	240,005
		240,005

Chemicals: Specialty — 0.6%
Quaker Chemical Corp.	9,600	566,592
		566,592

Communications Technology — 0.9%
Aruba Networks, Inc.(1)	34,800	860,952
		860,952

Computer Services, Software & Systems — 13.6%
Aspen Technology, Inc.(1)	42,179	1,361,960
BroadSoft, Inc.(1)	34,058	901,515
ExactTarget, Inc.(1)	54,800	1,275,196
Fortinet, Inc.(1)	71,825	1,700,816
Infoblox, Inc.(1)	74,100	1,607,970
InterXion Holding N.V.(1)	39,300	951,846
Proofpoint, Inc.(1)	51,300	864,918
Sourcefire, Inc.(1)	20,400	1,208,292
SPS Commerce, Inc.(1)	28,900	1,233,163
Tangoe, Inc.(1)	58,100	719,859
Ultimate Software Group, Inc.(1)	13,871	1,444,803
		13,270,338

Consumer Lending — 1.3%
Portfolio Recovery Associates, Inc.(1)	9,793	1,242,928
		1,242,928

Cosmetics — 1.6%
Elizabeth Arden, Inc.(1)	39,500	1,589,875
		1,589,875

Diversified Materials & Processing — 1.7%
Hexcel Corp.(1)	57,038	1,654,672
		1,654,672

Drug & Grocery Store Chains — 0.8%
Natural Grocers by Vitamin Cottage, Inc.(1)	36,710	827,810
		827,810

Education Services — 1.8%
Bright Horizons Family Solutions, Inc.(1)	12,400	418,996
Grand Canyon Education, Inc.(1)	54,119	1,374,081
		1,793,077

Electronic Components — 1.3%
InvenSense, Inc.(1)	118,100	1,261,308
		1,261,308

Electronic Technology — 1.0%
Imax Corp.(1)	35,100	938,223
		938,223

Financial Data & Systems — 2.3%
Heartland Payment Systems, Inc.	40,829	1,346,132
WEX, Inc.(1)	11,110	872,135
		2,218,267

Foods — 3.0%
Annie’s, Inc.(1)	23,500	899,110
The Hain Celestial Group, Inc.(1)	21,549	1,316,213
WhiteWave Foods Co., Class A(1)	44,300	756,201
		2,971,524

Health Care Services — 4.2%
Acadia Healthcare Co., Inc.(1)	33,800	993,382
AMN Healthcare Services, Inc.(1)	56,163	889,060
ICON PLC(1)	32,700	1,055,883
Team Health Holdings, Inc.(1)	32,953	1,198,830
		4,137,155

Insurance: Property-Casualty — 2.3%
AmTrust Financial Services, Inc.	66,025	2,287,766
		2,287,766

Luxury Items — 0.7%
Movado Group, Inc.	20,000	670,400
		670,400

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

March 31, 2013 (unaudited)	Shares	Value
Machinery: Industrial — 3.6%
Altra Holdings, Inc.	41,300	$1,124,186
DXP Enterprises, Inc.(1)	19,300	1,441,710
Middleby Corp.(1)	6,100	928,115
		3,494,011

Medical & Dental Instruments & Supplies — 2.2%
Conceptus, Inc.(1)	57,800	1,395,870
Globus Medical, Inc., Class A(1)	53,500	785,380
		2,181,250

Medical Equipment — 3.4%
Bruker Corp.(1)	47,500	907,250
Cyberonics, Inc.(1)	26,291	1,230,682
Dexcom, Inc.(1)	68,359	1,142,962
		3,280,894

Metal Fabricating — 1.1%
RBC Bearings, Inc.(1)	21,816	1,103,017
		1,103,017

Office Supplies & Equipment — 1.5%
Steelcase, Inc., Class A	96,500	1,421,445
		1,421,445

Offshore Drilling & Other Services — 1.3%
Atwood Oceanics, Inc.(1)	24,300	1,276,722
		1,276,722

Oil Well Equipment & Services — 2.6%
Dril-Quip, Inc.(1)	13,800	1,202,946
Geospace Technologies Corp.(1)	8,668	935,451
RigNet, Inc.(1)	16,313	406,846
		2,545,243

Oil: Crude Producers — 3.8%
Bonanza Creek Energy, Inc.(1)	14,800	572,316
Kodiak Oil & Gas Corp.(1)	105,271	956,913
Oasis Petroleum, Inc.(1)	17,500	666,225
Rosetta Resources, Inc.(1)	31,330	1,490,682
		3,686,136

Pharmaceuticals — 4.6%
Infinity Pharmaceuticals, Inc.(1)	12,500	605,875
Jazz Pharmaceuticals PLC(1)	29,200	1,632,572
The Medicines Co.(1)	33,866	1,131,802
Pacira Pharmaceuticals, Inc.(1)	38,500	1,111,110
		4,481,359

Production Technology Equipment — 1.3%
FEI Co.	18,900	1,219,995
		1,219,995

Recreational Vehicles & Boats — 0.7%
Drew Industries, Inc.	19,800	718,938
		718,938

Scientific Instruments: Electrical — 1.2%
AZZ, Inc.	23,300	1,123,060
		1,123,060

Scientific Instruments: Pollution Control — 0.5%
Team, Inc.(1)	13,000	$533,910
		533,910

Securities Brokerage & Services — 0.8%
MarketAxess Holdings, Inc.	21,474	800,980
		800,980

Semiconductors & Components — 1.5%
Microsemi Corp.(1)	64,046	1,483,946
		1,483,946

Specialty Retail — 7.0%
Cabela’s, Inc.(1)	28,000	1,701,840
DSW, Inc., Class A	23,500	1,499,300
Francesca’s Holdings Corp.(1)	42,200	1,209,452
Tile Shop Holdings, Inc.(1)	58,300	1,224,883
Vitamin Shoppe, Inc.(1)	24,346	1,189,302
		6,824,777

Textiles, Apparel & Shoes — 1.3%
Tumi Holdings, Inc.(1)	58,600	1,227,084
		1,227,084

Truckers — 3.1%
Old Dominion Freight Line, Inc.(1)	36,198	1,382,764
Roadrunner Transportation Systems, Inc.(1)	70,200	1,614,600
		2,997,364
Total Common Stocks (Cost $75,725,560)		95,176,577

	Principal Amount

Repurchase Agreements — 2.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $2,022,002, due 4/1/2013(2)	$2,022,000	2,022,000
Total Repurchase Agreements (Cost $2,022,000)		2,022,000
Total Investments — 99.5% (Cost $77,747,560)		97,198,577
Other Assets, Net — 0.5%		441,894
Total Net Assets — 100.0%		$97,640,471

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	5/15/2019	$2,066,684

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$95,176,577	$—	$—	$95,176,577
Repurchase Agreements	—	2,022,000	—	2,022,000

Total	$95,176,577	$2,022,000	$—	$97,198,577

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL GROWTH VIP SERIES

March 31, 2013 (unaudited)	Shares	Value
Common Stocks — 96.7%
Australia — 5.1%
Brambles Ltd.	382,804	$3,394,117
Cochlear Ltd.	18,854	1,339,382
Fortescue Metals Group Ltd.	723,899	2,996,971
James Hardie Industries PLC	142,882	1,498,867
Woodside Petroleum Ltd.	55,839	2,092,908
		11,322,245

Brazil — 1.6%
BM&F BOVESPA S.A.	272,400	1,838,692
MercadoLibre, Inc.	16,400	1,583,584
		3,422,276

Chile — 0.5%
Sociedad Quimica y Minera de Chile S.A., ADR	19,200	1,064,640
		1,064,640

Denmark — 3.6%
Novo Nordisk A/S, Class B	35,311	5,691,501
Novozymes A/S, Class B	67,260	2,283,904
		7,975,405

France — 7.8%
Essilor International S.A.	33,900	3,772,266
L’Oreal S.A.	44,325	7,032,313
PPR	29,328	6,450,043
		17,254,622

Germany — 3.2%
Adidas AG	14,881	1,546,870
Aixtron SE	88,581	1,294,587
HeidelbergCement AG	23,400	1,687,303
SMA Solar Technology AG	22,241	532,180
Volkswagen AG	10,062	1,897,738
		6,958,678

Hong Kong — 3.2%
AIA Group Ltd.	470,400	2,062,137
AIA Group Ltd.(1)	631,400	2,767,928
Hong Kong Exchanges & Clearing Ltd.	131,400	2,247,037
		7,077,102

India — 0.6%
Housing Development Finance Corp. Ltd.	82,500	1,251,281
		1,251,281

Italy — 3.5%
Fiat SpA(2)	762,740	4,074,432
UniCredit SpA(2)	835,487	3,586,279
		7,660,711

Japan — 8.1%
Gree, Inc.	161,100	2,029,400
Kyocera Corp.	14,100	1,293,709
Rakuten, Inc.	541,400	5,536,984
Sanrio Co. Ltd.	29,000	1,288,013
SMC Corp.	20,100	3,903,174
Softbank Corp.	66,800	3,077,593
Yamada Denki Co. Ltd.	15,360	704,726
		17,833,599

Norway — 0.9%
Schibsted ASA	43,066	1,927,169
		1,927,169

People’s Republic of China — 8.0%
Baidu, Inc., ADR(2)	90,600	7,945,620
CNOOC Ltd.	530,000	1,017,773
New Oriental Education & Technology Group, ADR	51,900	934,200
Tencent Holdings Ltd.	217,000	6,940,658
Youku Tudou, Inc., ADR(2)	56,626	949,618
		17,787,869

Peru — 1.3%
Credicorp Ltd.	16,865	2,800,433
		2,800,433

Portugal — 0.9%
Jeronimo Martins, SGPS, S.A.	105,748	2,059,228
		2,059,228

Russia — 0.4%
Mail.ru Group Ltd., GDR	34,541	958,000
		958,000

Singapore — 0.6%
Singapore Exchange Ltd.	218,000	1,358,064
		1,358,064

South Africa — 0.3%
Impala Platinum Holdings Ltd.	42,800	631,774
		631,774

South Korea — 3.3%
Celltrion, Inc.	26,050	1,252,161
NHN Corp.	10,257	2,479,641
Samsung Electronics Co. Ltd.	2,652	3,614,754
		7,346,556

Spain — 5.7%
Banco Santander S.A.	507,457	3,437,836
Distribuidora Internacional de Alimentacion S.A.	179,386	1,245,009
Industria de Diseno Textil S.A.	59,536	7,933,793
		12,616,638

Sweden — 9.4%
Alfa Laval AB	112,771	2,603,334
Atlas Copco AB, Class B	339,129	8,592,268
Elekta AB, Class B	103,759	1,573,921
Sandvik AB	198,254	3,058,213
Svenska Handelsbanken AB, Class A	116,016	4,962,137
		20,789,873

Switzerland — 8.6%
ABB Ltd. (Reg S)(2)	129,539	2,940,747
Compagnie Financiere Richemont S.A., Class A	73,852	5,814,490
Geberit AG(2)	12,304	3,033,847
Syngenta AG (Reg S)	14,102	5,901,096
The Swatch Group AG	2,287	1,333,317
		19,023,497

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	95,466	1,641,061
		1,641,061

Turkey — 1.4%
BIM Birlesik Magazalar A.S.	25,835	1,259,251

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL GROWTH VIP SERIES

March 31, 2013 (unaudited)	Shares	Value
Turkiye Garanti Bankasi A.S.	360,557	$1,914,636
		3,173,887

United Kingdom — 18.0%
Aggreko PLC	40,120	1,088,873
ARM Holdings PLC	476,000	6,706,962
BG Group PLC	92,790	1,596,734
BHP Billiton PLC	106,000	3,086,900
British American Tobacco PLC	65,129	3,492,380
Meggitt PLC	490,708	3,671,583
Prudential PLC	480,900	7,810,551
Rolls-Royce Holdings PLC(2)	375,680	6,464,373
Standard Chartered PLC	224,400	5,826,795
		39,745,151
Total Common Stocks (Cost $151,661,889)		213,679,759
Preferred Stocks — 1.9%
Brazil — 0.9%
Itau Unibanco Holding S.A., ADR	111,040	1,976,512
		1,976,512

Germany — 1.0%
Porsche Automobil Holding SE	31,100	2,278,587
		2,278,587
Total Preferred Stocks (Cost $4,109,728)		4,255,099

	Principal Amount
Repurchase Agreements — 0.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $2,062,002, due 4/1/2013(3)	$2,062,000	2,062,000
Total Repurchase Agreements (Cost $2,062,000)		2,062,000
Total Investments — 99.5% (Cost $157,833,617)		219,996,858
Other Assets, Net — 0.5%		1,078,097
Total Net Assets — 100.0%		$221,074,955

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2013, the aggregate market value of these securities amounted to $2,767,928, representing 1.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Non-income producing security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.25%	8/31/2014	$2,106,469

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL GROWTH VIP SERIES

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$18,757,848	$194,921,911	*	$—	$213,679,759
Preferred Stocks	1,976,512	2,278,587	*	—	4,255,099
Repurchase Agreements	—	2,062,000		—	2,062,000

Total	$20,734,360	$199,262,498		$—	$219,996,858

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

March 31, 2013 (unaudited)	Shares	Value
Common Stocks — 89.6%
Brazil — 8.9%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	15,600	$831,168
Companhia de Bebidas das Americas., ADR	11,863	502,161
Cosan S.A. Industria e Comercio	50,600	1,135,323
Duratex S.A.	38,400	309,746
Even Construtora e Incorporadora S.A.	93,900	455,385
Grendene S.A.	41,700	443,466
Grupo BTG Pactual	52,200	875,963
Kroton Educacional S.A.	20,710	265,953
Mahle-Metal Leve S.A. Industria e Comercio	32,900	455,870
Marisa Lojas S.A.	21,265	316,752
Minerva S.A.(1)	64,500	418,137
Petroleo Brasileiro S.A., ADR	69,379	1,149,610
Sao Martinho S.A.	28,100	395,618
		7,555,152

Chile — 0.7%
Sociedad Quimica y Minera de Chile S.A., ADR	10,000	554,500
		554,500

Hong Kong — 2.6%
AAC Technologies Holdings, Inc.	141,000	679,836
Melco International Development Ltd.	283,000	492,979
NagaCorp Ltd.	584,000	494,375
Xinyi Glass Holdings Ltd.	804,658	571,244
		2,238,434

India — 6.8%
DLF Ltd.	102,792	449,500
HCL Technologies Ltd.	91,993	1,355,975
ICICI Bank Ltd., ADR	20,133	863,706
Indiabulls Financial Services Ltd.(2)(3)	71,272	355,781
Infosys Ltd.	13,609	725,058
Infrastructure Development Finance Co. Ltd.	154,753	410,465
Oil & Natural Gas Corp. Ltd.	105,202	605,855
Sterlite Industries India Ltd., ADR	34,055	237,704
Union Bank of India Ltd.	74,278	299,907
Wockhardt Ltd.(1)	14,238	521,370
		5,825,321

Indonesia — 4.6%
PT Bank Negara Indonesia (Persero) Tbk	1,542,000	803,312
PT Indofood Sukses Makmur Tbk	840,500	645,275
PT Perusahaan Gas Negara (Persero) Tbk	1,295,500	795,011
PT Semen Indonesia (Persero) Tbk	197,500	360,767
PT Telekomunikasi Indonesia (Persero) Tbk	1,154,500	1,310,311
		3,914,676

Liberia — 0.3%
African Petroleum Corp. Ltd.(1)	1,071,512	278,901
		278,901

Malaysia — 1.4%
Tenaga Nasional Bhd	286,200	665,659
UMW Holdings Bhd	114,800	496,793
		1,162,452

Mexico — 6.6%
Alfa S.A.B. de C.V., Class A	204,418	498,821
Alsea S.A.B. de C.V.(1)	201,900	580,129
America Movil S.A.B. de C.V., ADR, Series L	17,200	360,512
Arca Continental S.A.B. de C.V.	53,300	399,163
Cemex S.A.B. de C.V.(1)	682,960	829,409
Empresas ICA S.A.B. de C.V.(1)	121,900	406,713
Fomento Economico Mexicano S.A.B. de C.V., ADR	3,900	442,650
Grupo Aeroportuario del Sureste, S.A.B. de C.V., ADR	4,400	601,348
Grupo Financiero Banorte S.A.B. de C.V., Class O	104,100	834,472
Grupo Mexico S.A.B. de C.V., Series B	168,887	680,118
		5,633,335

People’s Republic of China — 17.0%
Agricultural Bank of China Ltd., H shares	1,234,943	594,298
China CITIC Bank Corp. Ltd., H shares	1,916,000	1,155,232
China Construction Bank Corp., H shares	2,705,000	2,217,340
China Liansu Group Holdings Ltd.	599,000	340,930
China Mobile Ltd.	58,500	620,096
China National Building Material Co. Ltd., H shares	321,777	407,306
China Petroleum & Chemical Corp., H shares	828,000	971,000
China Unicom Ltd.	482,000	647,059
CNOOC Ltd.	344,683	661,904
COSCO Pacific Ltd.	347,429	504,852
Great Wall Motor Co. Ltd., H shares	139,000	473,967
Haitong Securities Co. Ltd., H shares(1)	350,000	482,334
Honghua Group Ltd.	1,260,000	587,210
Huaneng Power International Inc., H shares	683,619	726,218
Kingsoft Corp. Ltd.	396,000	364,754
PICC Property & Casualty Co. Ltd., H shares	578,425	744,867
Shanghai Industrial Holdings Ltd.	185,000	580,780
Shimao Property Holdings Ltd.	303,835	587,389
Sinopec Shanghai Petrochemical Co. Ltd., H shares	1,248,000	550,066
Spreadtrum Communications, Inc., ADR	31,767	651,541
Sunny Optical Technology Group Co. Ltd.	541,000	625,715
		14,494,858

Philippines — 0.8%
Alliance Global Group, Inc.	1,325,700	687,337
		687,337

Poland — 0.5%
KGHM Polska Miedz S.A.	7,982	386,844
		386,844

Russia — 4.9%
Gazprom OAO, ADR	65,453	556,351
Lukoil OAO, ADR	17,400	1,122,300
Mobile TeleSystems, ADR	32,452	673,054
Phosagro OAO, GDR, (Reg S)	24,157	340,614
Rosneft Oil Co., GDR, (Reg S)	76,986	587,403
Sberbank of Russia, ADR	66,163	851,194
		4,130,916

Singapore — 0.7%
Thai Beverage PCL	1,134,682	558,772
		558,772

South Africa — 4.1%
Imperial Holdings Ltd.	24,139	552,346
Mondi PLC	72,597	988,640
Nedbank Group Ltd.	46,962	972,982
Sasol Ltd.	22,935	1,015,638
		3,529,606

South Korea — 14.1%
Celltrion, Inc.	1,114	53,548
Hana Tour Service, Inc.	10,680	667,448
Hanmi Pharm Co. Ltd.(1)	4,679	676,183

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

March 31, 2013 (unaudited)	Shares	Value
Hyundai Engineering & Construction Co. Ltd.	14,084	$845,024
Hyundai Motor Co.	7,232	1,461,911
KB Financial Group, Inc.	24,971	834,187
Korea Electric Power Corp.(1)	38,220	1,043,410
LG Chem Ltd.	2,053	492,537
POSCO, ADR	8,837	651,375
Samsung Electronics Co. Ltd.	3,488	4,754,247
Sung Kwang Bend Co. Ltd.	23,998	494,099
		11,973,969

Taiwan — 8.3%
Chipbond Technology Corp.	230,000	522,293
Eclat Textile Co. Ltd.	110,000	483,135
Elan Microelectronics Corp.	215,000	475,810
Huaku Development Co. Ltd.	168,000	421,273
ILI Technology Corp.	162,000	517,838
Mega Financial Holding Co. Ltd.	1,031,000	837,115
SinoPac Financial Holdings Co. Ltd.	2,280,000	1,088,425
Taiwan Semiconductor Manufacturing Co. Ltd.	816,000	2,732,992
		7,078,881

Thailand — 3.7%
Advanced Info Service PCL	108,700	878,185
Krung Thai Bank PCL	816,701	694,083
PTT Global Chemical PCL	307,272	731,909
Sansiri PCL	4,944,900	805,885
		3,110,062

Turkey — 3.6%
Dogus Otomotiv Servis ve Ticaret A.S.	66,497	417,563
Koza Anadolu Metal Madencilik Isletmeleri A.S.(1)	94,123	269,806
Turk Hava Yollari Anonim Ortakligi(1)	133,303	545,466
Turkcell Iletisim Hizmetleri A.S.(1)	63,639	426,495
Turkiye Vakiflar Bankasi T.A.O., Class D	314,174	1,008,089
Ulker Biskuvi Sanayi A.S.	50,081	377,829
		3,045,248
Total Common Stocks (Cost $72,291,299)		76,159,264

Exchange-Traded Funds — 3.2%
United States — 3.2%
iShares MSCI Emerging Markets Index	63,492	2,716,188
		2,716,188
Total Exchange-Traded Funds (Cost $2,711,432)		2,716,188

Preferred Stocks — 5.6%
Brazil — 5.6%
Banco Bradesco S.A.	76,124	1,286,094
Companhia Energetica de Minas Gerais	19,654	229,730
Itau Unibanco Holding S.A.	83,554	1,488,115
Klabin S.A.	37,469	258,663
Marcopolo S.A.	50,400	357,907
Vale S.A.	68,161	1,121,203
		4,741,712
Total Preferred Stocks (Cost $4,469,166)		4,741,712

March 31, 2013 (unaudited)	Principal Amount	Value
Repurchase Agreements — 1.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $1,383,002, due 4/1/2013(4)	$1,383,000	$1,383,000
Total Repurchase Agreements (Cost $1,383,000)		1,383,000
Total Investments — 100.0% (Cost $80,854,897)		85,000,164
Other Assets, Net — 0.0%		40,516
Total Net Assets — 100.0%		$85,040,680

(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Indiabulls Financial Services Ltd.	71,272	$345,487	$355,781	3/8/2013	0.42%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.375%	11/30/2015	$1,413,996

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks
Other	$21,386,443	$54,417,040	*	$—	$75,803,483
Indiabulls Financial Services Ltd.	—	—		355,781	355,781
Exchange-Traded Funds	2,716,188	—		—	2,716,188
Preferred Stocks	4,741,712	—		—	4,741,712
Repurchase Agreements	—	1,383,000		—	1,383,000

Total	$28,844,343	$55,800,040		$355,781	$85,000,164

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/2012	$—
Change in unrealized appreciation/depreciation	—
Net realized gain/loss	—
Purchases	—
Sales	—
Transfers into/out of Level 3	355,781

Balance as of 3/31/2013	$355,781

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
Asset Backed Securities — 6.5%
Ally Master Owner Trust
2012-1 A2
1.44% due 2/15/2017	$7,000,000	$7,077,483
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033(1)	889,722	887,588
Avis Budget Rental Car Funding AESOP LLC
2012-1A A
2.054% due 8/20/2016(2)	3,600,000	3,681,194
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	117,814	119,346
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
5.053% due 8/25/2033(1)	525,501	521,585
CNH Equipment Trust
2012-C A4
0.87% due 9/16/2019(3)	8,000,000	7,982,280
Dominos Pizza Master Issuer LLC
2012-1A A2
5.216% due 1/25/2042(2)(3)	6,205,500	6,964,048
Ford Credit Floorplan Master Owner Trust
2012-5 A
1.49% due 9/15/2019(3)	5,550,000	5,564,108
GE Capital Credit Card Master Note Trust
2012-6 A
1.36% due 8/17/2020	8,500,000	8,571,714
Hyundai Auto Receivables Trust
2012-A A4
0.95% due 12/15/2016(3)	3,250,000	3,273,527
Miramax LLC
2011-1A
A 6.25% due 10/20/2021(2)(3)	5,662,321	5,959,118
Total Asset Backed Securities (Cost $49,468,615)		50,601,991

Collateralized Mortgage Obligations — 11.2%
Banc of America Alternative Loan Trust
2004-1 2A1
6.00% due 2/25/2034(3)	3,449,978	3,583,755
Cendant Mortgage Corp. 2003-4 1A1 4.85% due 5/25/2033	190,780	191,759
Chase Mortgage Finance Corp.
2003-S11 3A1
5.50% due 10/25/2033	728,401	754,142
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	378,881	384,963
2006-19CB A15
6.00% due 8/25/2036	1,318,436	1,093,420
Countrywide Home Loans Trust
2003-J7 2A12
5.00% due 8/25/2033	2,024,322	2,097,203
2004-5 2A9
5.25% due 5/25/2034	1,349,480	1,383,668
2003-11 A31
5.50% due 5/25/2033	2,392,975	2,495,581
2002-19 1A1
6.25% due 11/25/2032	518,291	524,585
FHLMC
2663 VQ
5.00% due 6/15/2022	2,800,000	2,897,166
1534 Z
5.00% due 6/15/2023	405,126	406,064
3227 PR
5.50% due 9/15/2035(3)	8,458,331	9,023,787
FNMA
2012-139 NZ
3.00% due 12/25/2042	4,945,899	4,871,266
2013-13 UZ
4.00% due 3/25/2043	6,300,304	6,307,151
2002-77 QG
5.50% due 12/25/2032	3,350,831	3,841,205
GNMA
1997-19 PG
6.50% due 12/20/2027	1,945,384	2,220,642
GSR Mortgage Loan Trust
2004-10F 6A1
5.00% due 9/25/2034	2,024,823	2,113,471
J.P. Morgan Mortgage Trust
2005-A3 11A2
4.386% due 6/25/2035(1)(3)	5,913,000	5,972,053
2004-S2 1A3
4.75% due 11/25/2019	1,996,328	2,013,678
Master Asset Securitization Trust
2003-5 2A1
5.00% due 6/25/2018	676,881	706,388
2003-10 3A7
5.50% due 11/25/2033	734,760	775,124
Merrill Lynch Mortgage Investors, Inc.
2005-A2 A2
2.528% due 2/25/2035(1)	5,487,718	5,566,182
Prime Mortgage Trust
2004-2 A3
5.25% due 11/25/2019	504,952	526,651
2003-3 A9
5.50% due 1/25/2034	2,958,253	3,010,023
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	507,074	518,203
Residential Funding Mortgage Securities I
2005-S1 2A1
4.75% due 2/25/2020	957,510	984,588
2005-S3 A1
4.75% due 3/25/2020	1,905,602	1,967,092
2006-S3 A7
5.50% due 3/25/2036	1,112,760	1,046,559
Structured Asset Securities Corp.
2004-21XS 2A6A
4.74% due 12/25/2034(1)	1,350,483	1,367,589
2005-1 4A1
5.00% due 2/25/2020	1,138,771	1,163,392
2004-20 7A1
5.25% due 11/25/2034	2,393,201	2,465,291
Wells Fargo Mortgage Backed Securities Trust
2005-AR12 2A6
2.642% due 6/25/2035(1)(3)	4,436,631	4,452,603
2005-1 1A1
4.75% due 1/25/2020	1,240,656	1,304,308
2005-2 2A1
4.75% due 4/25/2020(3)	1,024,096	1,057,139
2004-2 A1
5.00% due 2/25/2019	743,414	759,147
2006-1 A3
5.00% due 3/25/2021	1,941,681	1,992,404
2006-7 1A1
5.25% due 6/25/2021	469,401	477,739
2003-9 1A3
5.25% due 8/25/2033	1,388,317	1,462,574
2004-6 A4

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
5.50% due 6/25/2034	$2,153,737	$2,269,233
2007-13 A7
6.00% due 9/25/2037	1,500,139	1,442,272
Total Collateralized Mortgage Obligations (Cost $85,985,450)		87,490,060
Senior Secured Loans — 2.4%
Food And Beverage — 0.5%
HJ Heinz Co.
Term Loan B1
3.25% due 3/27/2019(1)	4,000,000	4,016,000
		4,016,000

Healthcare — 0.5%
Fresenius Medical Care Holdings, Inc.
Term Loan A
2.284% due 10/26/2017(1)	3,200,000	3,199,008
IMS Health, Inc.
Term Loan B1
3.75% due 8/25/2017(1)	722,834	729,882
		3,928,890

Independent Energy — 0.2%
Plains Exploration & Production
7 year Term Loan
4.00% due 11/30/2019(1)	1,600,000	1,601,600
		1,601,600

Pharmaceuticals — 1.0%
Grifols, Inc.
New Term Loan B
4.25% due 6/1/2017(1)	1,957,809	1,975,155
RPI Finance Trust
New Term Loan Tranche 1
3.25% due 11/9/2016(1)	5,874,687	5,913,872
		7,889,027

Refining — 0.2%
Tesoro Corp.
Term Loan B
2.46% due 1/30/2016(1)	1,600,000	1,618,000
		1,618,000
Total Senior Secured Loans (Cost $18,939,343)		19,053,517

Commercial Mortgage-Backed Securities — 17.5%
American Tower Trust I
13 2A
3.07% due 3/15/2048(2)(3)	4,000,000	4,025,244
Banc of America Commercial Mortgage, Inc.
2005-6 A4
5.188% due 9/10/2047(1)(3)	5,800,000	6,367,884
2006-2 A4
5.728% due 5/10/2045(1)(3)	3,400,000	3,829,471
Bear Stearns Commercial Mortgage Securities
2005-PW10 A4
5.405% due 12/11/2040(1)	3,735,000	4,112,418
2005-PW10 AM
5.449% due 12/11/2040(1)	3,466,000	3,814,274
CGRBS Commercial Mortgage Trust
2013-VN05 A
3.19% due 3/13/2023	4,000,000	4,134,400
Chase Commercial Mortgage Securities Corp.
1998-1 F
6.56% due 5/18/2030(1)(2)	651,050	655,816
Citigroup Commercial Mortgage Trust
2006-C5 A4
5.431% due 10/15/2049(3)	6,320,000	7,122,918
Commercial Mortgage Trust
2012-CR4 AM
3.251% due 10/15/2045	2,200,000	2,234,573
2013-LC6 AM
3.282% due 1/10/2046	3,823,000	3,891,137
Crown Castle Towers LLC
Sr. Sec. Nt.
6.113% due 1/15/2020(2)(3)	5,800,000	7,095,702
CS First Boston Mortgage Securities Corp.
2005-C5 AM
5.10% due 8/15/2038(1)	2,100,000	2,273,695
DBUBS Mortgage Trust
2011-LC3A A2
3.642% due 8/10/2044	6,400,000	6,914,688
Fairway Outdoor Funding LLC
2012-1A A2
4.212% due 10/15/2042(2)	4,951,807	5,206,330
GE Capital Commercial Mortgage Corp.
2003-C2 A4
5.145% due 7/10/2037	1,911,043	1,920,847
GMAC Commercial Mortgage Securities, Inc.
2006 C1 AM
5.29% due 11/10/2045(1)	2,100,000	2,273,376
Greenwich Capital Commercial Funding Corp.
2004-GG1 A7
5.317% due 6/10/2036(1)	3,656,379	3,758,911
GS Mortgage Securities Corp. II
2012-GCJ7 A4
3.377% due 5/10/2045(3)	7,300,000	7,752,074
2012-ALOH A
3.551% due 4/10/2034(2)	3,662,000	3,850,648
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2012-HSBC A
3.093% due 7/5/2032(2)	3,850,000	3,949,888
2005-LDP3 A4
4.936% due 8/15/2042(1)(3)	4,280,000	4,625,041
2005-LDP5 A4
5.201% due 12/15/2044(1)(3)	4,705,000	5,157,085
2007-CB18 A4
5.44% due 6/12/2047	5,645,000	6,403,293
LB UBS Commercial Mortgage Trust
2003-C8 A4
5.124% due 11/15/2032(1)	718,750	726,254
Merrill Lynch Mortgage Trust
2005-CKI1 A6
5.274% due 11/12/2037(1)(3)	6,250,000	6,822,944
Morgan Stanley Capital I
2005-HQ7 AAB
5.187% due 11/14/2042(1)	1,851,279	1,851,281
2005-IQ10 A4A
5.23% due 9/15/2042(1)	1,755,197	1,893,336
NCUA Guaranteed Notes
2010-C1 A2
2.90% due 10/29/2020	2,190,000	2,333,903
Queens Center Mortgage Trust
2013-QCA A
3.275% due 1/11/2037(2)	3,850,000	3,857,700

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
SBA Tower Trust
Nt.
4.254% due 4/15/2015(2)(3)	$5,970,000	$6,317,072
VNO Mortgage Trust
2012-6AVE A
2.996% due 11/15/2030(2)	1,925,000	1,937,936
2012-6AVE B
3.298% due 11/15/2030(2)	1,925,000	1,932,132
Wachovia Bank Commercial Mortgage Trust
2004-C10 A4
4.748% due 2/15/2041	1,673,321	1,714,085
2005-C18 A4
4.935% due 4/15/2042	2,495,000	2,666,943
2004-C11 A5
5.215% due 1/15/2041(1)	3,529,000	3,669,161
Total Commercial Mortgage-Backed Securities (Cost $132,102,570)		137,092,460

Corporate Bonds — 29.6%
Aerospace & Defense — 0.1%
Northrop Grumman Space
7.75% due 6/1/2029	500,000	690,097
		690,097

Automotive — 0.8%
BorgWarner, Inc.
Sr. Nt.
4.625% due 9/15/2020	1,500,000	1,650,165
Ford Motor Credit Co. LLC
Sr. Nt.
4.25% due 9/20/2022	1,000,000	1,033,950
8.00% due 6/1/2014	2,250,000	2,420,480
RCI Banque SA
Sr. Nt.
4.60% due 4/12/2016(2)	1,500,000	1,573,154
		6,677,749

Banking — 6.1%
Ally Financial, Inc.
4.50% due 2/11/2014	1,500,000	1,531,875
Bank of America Corp.
Sr. Nt.
5.70% due 1/24/2022	1,700,000	1,991,280
7.375% due 5/15/2014	1,500,000	1,605,270
Citigroup, Inc.
Sr. Nt.
4.50% due 1/14/2022	1,400,000	1,556,538
6.125% due 11/21/2017	1,400,000	1,655,319
Credit Suisse/New York NY
Sr. Nt.
5.30% due 8/13/2019	1,200,000	1,414,592
Discover Bank
Sub. Nt.
7.00% due 4/15/2020	1,350,000	1,680,504
Fifth Third Capital Trust IV
6.50% due 4/15/2037(1)	1,500,000	1,503,750
HSBC USA, Inc.
Sub. Nt.
4.625% due 4/1/2014	700,000	726,425
Huntington BancShares, Inc.
Sub. Nt.
7.00% due 12/15/2020	1,500,000	1,873,524
Intesa Sanpaolo SpA
Sr. Nt.
3.875% due 1/16/2018	1,900,000	1,837,205
Lloyds TSB Bank PLC
5.80% due 1/13/2020(2)	1,300,000	1,530,477
Morgan Stanley
Sr. Nt.
3.75% due 2/25/2023	1,000,000	1,010,786
5.95% due 12/28/2017(3)	4,000,000	4,630,992
Northern Trust Corp.
Sr. Nt.
3.375% due 8/23/2021	1,400,000	1,494,458
Rabobank Nederland
3.95% due 11/9/2022	1,600,000	1,610,944
Regions Financial Corp.
Sr. Nt.
4.875% due 4/26/2013	1,500,000	1,502,250
Royal Bank of Scotland Group PLC
Sub. Nt.
6.125% due 12/15/2022	1,600,000	1,654,877
Skandinaviska Enskilda Banken AB
Sr. Nt.
1.75% due 3/19/2018(2)	4,250,000	4,247,871
Standard Chartered PLC
Sub. Nt.
3.95% due 1/11/2023(2)	1,700,000	1,693,096
The Bank of New York Mellon Corp.
Sr. Nt.
3.55% due 9/23/2021	1,600,000	1,731,603
The Goldman Sachs Group, Inc.
Sr. Nt.
5.75% due 1/24/2022	1,750,000	2,034,767
Sub. Nt.
5.625% due 1/15/2017	2,770,000	3,101,259
UBS AG Stamford CT
Sr. Nt.
4.875% due 8/4/2020	1,600,000	1,853,327
USB Realty Corp.
Jr. Sub. Nt.
1.451% due 1/15/2017(1)(2)(4)	950,000	822,938
Wells Fargo Bank N.A.
Sub. Nt.
5.75% due 5/16/2016	1,700,000	1,937,007
		48,232,934
Brokerage — 0.8%
BlackRock, Inc.
Sr. Nt.
4.25% due 5/24/2021	1,700,000	1,911,353
KKR Group Finance Co.
6.375% due 9/29/2020(2)	1,600,000	1,908,989
Raymond James Financial
Sr. Nt.
4.25% due 4/15/2016	1,200,000	1,279,358
The Charles Schwab Corp.
Sr. Nt.
3.225% due 9/1/2022	1,000,000	1,033,339
		6,133,039

Building Materials — 0.5%
CRH America, Inc.
6.00% due 9/30/2016	1,350,000	1,535,940
Owens Corning, Inc.
4.20% due 12/15/2022	2,000,000	2,045,494
		3,581,434

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
Chemicals — 1.1%
Cabot Corp.
Sr. Nt.
3.70% due 7/15/2022	$1,700,000	$1,725,469
Celanese US Holdings LLC
5.875% due 6/15/2021	800,000	872,000
Ecolab, Inc.
Sr. Nt.
5.50% due 12/8/2041	1,300,000	1,494,354
FMC Corp.
Sr. Nt.
5.20% due 12/15/2019	500,000	577,615
Lubrizol Corp.
8.875% due 2/1/2019	500,000	692,348
LyondellBasell Industries NV
Sr. Nt.
5.00% due 4/15/2019	1,500,000	1,695,000
NewMarket Corp.
4.10% due 12/15/2022(2)	1,600,000	1,624,406
		8,681,192

Construction Machinery — 0.2%
Joy Global, Inc.
6.00% due 11/15/2016	1,200,000	1,382,328
		1,382,328
Diversified Manufacturing — 0.6%
ABB Finance USA, Inc.
2.875% due 5/8/2022	1,700,000	1,725,342
Siemens Financieringsmat N.V.
6.125% due 8/17/2026(2)	750,000	979,537
United Technologies Corp.
Sr. Nt.
4.50% due 6/1/2042	1,600,000	1,705,389
		4,410,268

Electric — 1.1%
Alabama Power Co.
Sr. Nt.
5.65% due 3/15/2035	750,000	809,615
Duquesne Light Holdings, Inc.
Sr. Nt.
5.50% due 8/15/2015	1,515,000	1,644,419
Florida Power & Light Co.
4.95% due 6/1/2035	750,000	862,451
Nevada Power Co.
6.65% due 4/1/2036	600,000	801,427
PPL Electric Utilities Corp.
6.25% due 5/15/2039	1,455,000	1,959,281
Union Electric Co.
Sr. Sec. Nt.
3.90% due 9/15/2042	1,500,000	1,479,270
Virginia Electric and Power Co.
Sr. Nt.
8.875% due 11/15/2038	800,000	1,344,946
		8,901,409

Energy - Integrated — 0.4%
BP Capital Markets PLC
4.50% due 10/1/2020	1,600,000	1,828,149
Suncor Energy, Inc.
Sr. Nt.
6.50% due 6/15/2038	1,000,000	1,272,838
		3,100,987

Entertainment — 0.4%
Time Warner, Inc.
4.00% due 1/15/2022	1,000,000	1,075,955
7.57% due 2/1/2024	1,450,000	1,945,410
		3,021,365

Food And Beverage — 0.7%
Anheuser-Busch InBev Worldwide, Inc.
3.75% due 7/15/2042	1,600,000	1,499,765
Mead Johnson Nutrition Co.
Sr. Nt.
4.90% due 11/1/2019	1,200,000	1,363,916
Mondelez International, Inc.
Sr. Nt.
6.50% due 2/9/2040	500,000	649,288
Pernod-Ricard S.A.
Sr. Nt.
5.75% due 4/7/2021(2)	1,800,000	2,139,028
		5,651,997

Gaming — 0.1%
Seminole Tribe of Florida
Sr. Sec. Nt.
5.798% due 10/1/2013(2)	525,000	535,500
		535,500

Government Related — 1.4%
Abu Dhabi National Energy Co.
Sr. Nt.
3.625% due 1/12/2023(2)	1,600,000	1,612,000
Dolphin Energy Ltd.
Sr. Sec. Nt.
5.888% due 6/15/2019(2)	1,512,600	1,716,801
Korea Electric Power Corp.
Sr. Nt.
5.50% due 7/21/2014(2)	1,500,000	1,584,609
Petrobras International Finance Co.
5.875% due 3/1/2018	2,950,000	3,312,322
RAS Laffan Liquefied Natural Gas Co. Ltd.
Sr. Sec. Nt.
6.75% due 9/30/2019(2)	2,300,000	2,863,500
		11,089,232

Health Insurance — 0.2%
UnitedHealth Group, Inc.
Sr. Nt.
6.50% due 6/15/2037	500,000	644,726
WellPoint, Inc.
Sr. Nt.
4.35% due 8/15/2020	600,000	667,456
		1,312,182

Healthcare — 0.4%
Bio-Rad Laboratories, Inc.
Sr. Nt.
4.875% due 12/15/2020	650,000	686,057
Fresenius Medical Care US Finance, Inc.
6.875% due 7/15/2017	1,500,000	1,717,500
McKesson Corp.
Sr. Nt.
7.50% due 2/15/2019	600,000	785,483
		3,189,040

Home Construction — 0.3%
Toll Brothers Finance Corp.
5.875% due 2/15/2022	2,000,000	2,236,262
		2,236,262

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
Independent Energy — 1.0%
Canadian Natural Resources Ltd.
Sr. Nt.
6.25% due 3/15/2038	$600,000	$727,720
Hess Corp.
Sr. Nt.
5.60% due 2/15/2041	1,700,000	1,825,589
Talisman Energy, Inc.
Sr. Nt.
5.50% due 5/15/2042	3,200,000	3,328,256
Whiting Petroleum Corp.
6.50% due 10/1/2018	1,600,000	1,720,000
		7,601,565

Industrial - Other — 0.2%
URS Corp.
5.25% due 4/1/2022(2)	1,500,000	1,574,920
		1,574,920

Insurance - Life — 1.0%
American International Group, Inc.
Sr. Nt.
5.85% due 1/16/2018	1,000,000	1,170,616
MetLife, Inc.
Jr. Sub. Nt.
6.40% due 12/15/2036	500,000	546,875
New York Life Insurance Co.
Sub. Nt.
6.75% due 11/15/2039(2)	1,000,000	1,341,250
Prudential Financial, Inc.
Nt.
7.375% due 6/15/2019	1,100,000	1,412,361
Symetra Financial Corp.
Sr. Nt.
6.125% due 4/1/2016(2)	800,000	886,733
Teachers Insurance & Annuity Association of America
Sub. Nt.
6.85% due 12/16/2039(2)	1,200,000	1,601,260
UnumProvident Finance Co.
6.85% due 11/15/2015(2)	1,100,000	1,239,947
		8,199,042

Insurance P&C — 1.0%
Allied World Assurance Co. Ltd.
7.50% due 8/1/2016	1,100,000	1,308,130
Berkshire Hathaway Finance Corp.
5.75% due 1/15/2040	1,500,000	1,784,771
Markel Corp.
Sr. Nt.
3.625% due 3/30/2023	3,100,000	3,111,764
ZFS Finance USA Trust II
Jr. Sub. Nt.
6.45% due 12/15/2065(1)(2)	1,600,000	1,724,000
		7,928,665

Media Cable — 0.7%
Comcast Corp.
6.45% due 3/15/2037	1,000,000	1,268,526
Time Warner Cable, Inc.
5.85% due 5/1/2017	2,000,000	2,322,622
Virgin Media Secured Finance PLC
Sr. Sec. Nt.
6.50% due 1/15/2018	1,500,000	1,597,500
		5,188,648

Media Noncable — 0.4%
Scholastic Corp.
Sr. Nt.
5.00% due 4/15/2013	1,500,000	1,501,890
The Interpublic Group of Companies, Inc.
Sr. Nt.
4.00% due 3/15/2022	1,500,000	1,510,200
		3,012,090

Metals And Mining — 1.0%
Allegheny Technologies, Inc.
Sr. Nt.
9.375% due 6/1/2019	1,500,000	1,931,061
ArcelorMittal
Sr. Nt.
6.00% due 3/1/2021	1,600,000	1,682,174
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
3.55% due 3/1/2022	1,500,000	1,491,012
Steel Dynamics, Inc.
6.75% due 4/1/2015	1,500,000	1,506,000
Vale Overseas Ltd.
6.25% due 1/23/2017	1,200,000	1,369,132
		7,979,379

Non Captive Consumer — 0.3%
SLM Corp.
Sr. Nt.
6.25% due 1/25/2016	1,200,000	1,310,974
7.25% due 1/25/2022	1,000,000	1,117,500
		2,428,474

Non Captive Diversified — 1.1%
CIT Group, Inc.
Sr. Nt.
4.75% due 2/15/2015(2)	3,000,000	3,142,500
General Electric Capital Corp.
Sr. Nt.
5.625% due 5/1/2018	1,200,000	1,420,164
6.75% due 3/15/2032	1,000,000	1,272,894
International Lease Finance Corp.
Sr. Nt.
4.625% due 4/15/2021	2,800,000	2,793,000
		8,628,558

Oil Field Services — 0.2%
Transocean, Inc.
6.00% due 3/15/2018	550,000	622,932
Weatherford Bermuda
6.50% due 8/1/2036	1,200,000	1,288,881
		1,911,813

Packaging — 0.5%
Ball Corp.
5.00% due 3/15/2022(3)	2,600,000	2,704,000
Silgan Holdings, Inc.
Sr. Nt.
5.00% due 4/1/2020	1,500,000	1,541,250
		4,245,250

Paper — 0.6%
Georgia-Pacific LLC
5.40% due 11/1/2020(2)	1,000,000	1,183,210
Rock Tenn Co.
4.90% due 3/1/2022	3,200,000	3,461,610
		4,644,820

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
Pharmaceuticals — 1.2%
AbbVie, Inc.
Sr. Nt.
2.90% due 11/6/2022(2)	$1,600,000	$1,601,442
Celgene Corp.
Sr. Nt.
3.25% due 8/15/2022	1,000,000	1,011,357
Gilead Sciences, Inc.
Sr. Nt.
4.40% due 12/1/2021	2,150,000	2,420,098
Hospira, Inc.
Sr. Nt.
6.05% due 3/30/2017	800,000	910,351
Merck & Co., Inc.
Sr. Nt.
3.60% due 9/15/2042	750,000	710,793
Pfizer, Inc.
Sr. Nt.
6.20% due 3/15/2019	800,000	1,004,183
Teva Pharmaceutical Finance IV BV
3.65% due 11/10/2021	1,400,000	1,489,880
		9,148,104

Pipelines — 1.2%
Boardwalk Pipelines LP
5.75% due 9/15/2019	1,600,000	1,851,691
El Paso Pipeline Partners Operating Co. LLC
5.00% due 10/1/2021	1,600,000	1,793,891
Energy Transfer Partners LP
Sr. Nt
5.15% due 2/1/2043	2,000,000	1,969,830
8.50% due 4/15/2014	750,000	807,303
Enterprise Products Operating LLC
8.375% due 8/1/2066(1)	1,600,000	1,840,000
Williams Partners LP
Sr. Nt.
5.25% due 3/15/2020	1,000,000	1,139,583
		9,402,298

Railroads — 0.2%
CSX Corp.
Sr. Nt.
4.75% due 5/30/2042	1,250,000	1,297,917
		1,297,917

Refining — 0.4%
Motiva Enterprises LLC
Sr. Nt.
5.75% due 1/15/2020(2)	1,000,000	1,200,565
Phillips 66
4.30% due 4/1/2022	1,400,000	1,536,868
Valero Energy Corp.
9.375% due 3/15/2019	600,000	818,568
		3,556,001

REITs — 1.0%
CommonWealth REIT
Sr. Nt.
5.875% due 9/15/2020	1,200,000	1,314,636
DDR Corp.
Sr. Nt.
4.75% due 4/15/2018	2,000,000	2,211,074
ERP Operating LP
Sr. Nt.
5.375% due 8/1/2016	775,000	877,947
ProLogis LP
6.875% due 3/15/2020	1,500,000	1,840,793
Simon Property Group LP
Sr. Nt.
4.125% due 12/1/2021	1,600,000	1,769,387
		8,013,837

Retailers — 0.2%
Target Corp.
Sr. Nt.
4.00% due 7/1/2042	1,600,000	1,556,838
		1,556,838

Supermarkets — 0.2%
Delhaize Group SA
5.70% due 10/1/2040	1,600,000	1,560,968
		1,560,968

Transportation Services — 0.2%
Sydney Airport Finance Co. Pty Ltd.
Sr. Sec. Nt.
3.90% due 3/22/2023(2)	1,600,000	1,625,259
		1,625,259

Utility — 0.2%
American Water Capital Corp.
Sr. Nt.
4.30% due 12/1/2042	1,600,000	1,637,581
		1,637,581

Wireless — 0.5%
America Movil S.A.B. de C.V.
5.00% due 10/16/2019	1,500,000	1,701,111
American Tower Corp.
Sr. Nt.
4.625% due 4/1/2015	1,500,000	1,599,536
Vodafone Group PLC
Sr. Nt.
6.15% due 2/27/2037	350,000	415,060
		3,715,707

Wirelines — 1.1%
AT&T, Inc.
Sr. Nt.
6.30% due 1/15/2038	1,200,000	1,439,452
Deutsche Telekom International Finance BV
8.75% due 6/15/2030	850,000	1,203,618
France Telecom S.A.
Sr. Nt.
8.50% due 3/1/2031	335,000	471,153
Qwest Communications International, Inc.
7.125% due 4/1/2018	1,500,000	1,560,000
Telecom Italia Capital
5.25% due 10/1/2015	550,000	580,260
Telecom Italia Capital SA
5.25% due 11/15/2013	1,500,000	1,531,265
Verizon Communications, Inc.
Sr. Nt.
6.40% due 2/15/2038	1,250,000	1,503,461
		8,289,209
Total Corporate Bonds (Cost $212,263,081)		231,973,958

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
Hybrid ARMS — 0.1%
FNMA
2.691% due 12/1/2036(1)	$621,408	$664,060
2.815% due 8/1/2046(1)	260,322	278,463
Total Hybrid ARMS (Cost $886,855)		942,523

Mortgage Pass-Through Securities — 24.0%
FHLMC
4.00% due 12/1/2040 - 1/1/2041	10,066,569	10,700,029
7.00% due 9/1/2038	251,633	290,405
FNMA
3.00% due 12/1/2043(5)	90,450,000	93,290,691
3.50% due 6/1/2042	4,806,112	5,078,258
3.50% due 12/1/2043(5)	13,680,000	14,445,225
4.00% due 9/1/2040(3)	11,169,828	11,907,957
4.00% due 11/1/2040	6,255,793	6,672,390
4.00% due 12/1/2043(5)	12,100,000	12,899,735
4.50% due 12/1/2043(5)	10,100,000	10,881,172
5.00% due 4/1/2023 - 12/1/2039	8,792,741	9,536,003
5.00% due 11/1/2039(3)	4,512,289	4,897,056
5.50% due 1/1/2038 - 2/1/2039	5,932,191	6,470,521
6.00% due 8/1/2021	319,478	349,490
6.50% due 7/1/2014 - 12/1/2014	18,285	18,580
7.00% due 9/1/2014 - 6/1/2032	146,002	168,407
7.50% due 12/1/2029	158,045	191,916
8.00% due 1/1/2030 - 9/1/2030	56,900	68,330
GNMA
6.00% due 10/15/2032 - 12/15/2033	411,172	469,335
Total Mortgage Pass-Through Securities (Cost $185,727,121)		188,335,500

Municipal Bonds — 1.8%
Arizona Wtr. Infrastructure Fin. Auth. Rev.
Wtr. Quality Ser. A
5.00% due 10/1/2027	1,200,000	1,393,896
Chicago Illinois Metropolitan Wtr. Reclamation
Dist. Greater Chicago G.O.
Build America Bonds Taxable Direct Payment
5.72% due 12/1/2038	1,600,000	2,052,896
Illinois St. G.O.
4.511% due 3/1/2015	700,000	740,509
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev.
Build America Bonds Ser. A
6.184% due 1/1/2034	1,000,000	1,267,550
Massachusetts Bay Transn. Auth. Rev.
Ser. A
5.25% due 7/1/2034	2,400,000	2,778,672
Massachusetts St. Health & Ed. Facs. Auth. Rev.
Harvard Univ. Ser. A
5.50% due 11/15/2036	1,190,000	1,419,979
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr.
Rev. Build America Bonds Ser. EE
6.011% due 6/15/2042	1,600,000	2,141,184
Oregon Sch. Brd. Association
4.759% due 6/30/2028	450,000	527,954
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev.
Build America Bonds Ser. B
6.138% due 5/1/2049	1,500,000	1,991,055
Total Municipal Bonds (Cost $11,754,758)		14,313,695

U.S. Government Securities — 4.1%
U.S. Treasury Bonds
2.75% due 11/15/2042	4,900,000	4,541,687
3.00% due 5/15/2042	980,000	959,481
3.125% due 11/15/2041 - 2/15/2042	3,800,000	3,822,283
4.25% due 11/15/2040	2,800,000	3,442,687
U.S. Treasury Notes
0.625% due 8/31/2017 - 11/30/2017	9,410,000	9,390,201
0.75% due 3/31/2018	6,300,000	6,297,537
0.875% due 2/28/2017	2,200,000	2,228,186
2.75% due 8/15/2042	1,600,000	1,484,499
Total U.S. Government Securities (Cost $31,189,748)		32,166,561

Short-Term Investments — 1.9%
Electricite de France
0.17% due 4/11/2013(3)	5,000,000	4,999,764
Johnson & Johnson
0.05% due 4/11/2013(3)	5,000,000	4,999,931
Nestle Capital Corp.
0.03% due 4/11/2013(3)	5,000,000	4,999,958
Total Short-Term Investments (Cost $14,999,653)		14,999,653
Repurchase Agreements — 19.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $153,984,171, due 4/1/2013(6)	153,984,000	153,984,000
Total Repurchase Agreements (Cost $153,984,000)		153,984,000
Total Investments — 118.8% (Cost $897,301,194)		930,953,918
Other Liabilities, Net — (18.8)%		(147,530,081)
Total Net Assets — 100.0%		$783,423,837

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2013.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2013, the aggregate market value of these securities amounted to $97,385,821, representing 12.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover to be announced securities, TBA.
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	TBA—To be announced.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	2.26%	10/17/2022	$107,382,417
FNMA	2.17%	11/07/2022	49,681,488

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$50,601,991	$—	$50,601,991
Collateralized Mortgage Obligations	—	87,490,060	—	87,490,060
Senior Secured Loans	—	19,053,517	—	19,053,517
Commercial Mortgage-Backed Securities	—	137,092,460	—	137,092,460
Corporate Bonds	—	231,973,958	—	231,973,958
Hybrid ARMS	—	942,523	—	942,523
Mortgage Pass-Through Securities	—	188,335,500	—	188,335,500
Municipal Bonds	—	14,313,695	—	14,313,695
U.S. Government Securities	—	32,166,561	—	32,166,561
Short-Term Investments	—	14,999,653	—	14,999,653
Repurchase Agreements	—	153,984,000	—	153,984,000

Total	$—	$930,953,918	$—	$930,953,918

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
Asset Backed Securities — 16.2%
Ally Auto Receivables Trust
2012-SN1 A4
0.70% due 12/21/2015	$700,000	$700,589
2012-5 A4
0.85% due 1/16/2018	835,000	835,521
2010-3 A3
1.11% due 10/15/2014	208,495	208,759
Ally Master Owner Trust
2012-1 A2
1.44% due 2/15/2017	475,000	480,258
2011-1 A2
2.15% due 1/15/2016	550,000	556,890
2010-3 A
2.88% due 4/15/2015(1)	800,000	800,832
American Express Credit Account Master Trust
2012-2 A
0.68% due 3/15/2018(2)	1,500,000	1,504,812
AmeriCredit Automobile Receivables Trust
2010-3 A3
1.14% due 4/8/2015	286,601	286,972
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033(3)	81,584	81,388
Avis Budget Rental Car Funding AESOP LLC
2012-1A A
2.054% due 8/20/2016(1)	1,425,000	1,457,139
Bank of America Auto Trust
2010-1A A4
2.18% due 2/15/2017(1)	175,355	175,869
BMW Vehicle Lease Trust
2013-1 A4
0.66% due 6/20/2016	500,000	499,592
Capital Auto Receivables Asset Trust
2013-1 A3
0.79% due 6/20/2017	700,000	700,959
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	91,210	92,397
Chase Issuance Trust
2013-A1 A1
1.30% due 2/18/2020	2,000,000	2,009,106
Citibank Credit Card Issuance Trust
2004-A8 A8
4.90% due 12/12/2016	950,000	1,020,984
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
5.053% due 8/25/2033(3)	104,875	104,094
CNH Equipment Trust
2012-D A3
0.65% due 4/16/2018	1,500,000	1,498,787
2009-C A4
3.00% due 8/17/2015(2)	377,191	377,667
Dryrock Issuance Trust
2012-2 A
0.64% due 8/15/2018	800,000	798,322
Enterprise Fleet Financing LLC
2012-2 A2
0.72% due 4/20/2018(1)	1,900,000	1,900,336
Ford Credit Auto Lease Trust
2011-B A3
1.05% due 10/15/2014	1,000,000	1,002,679
Ford Credit Floorplan Master Owner Trust
2012-5 A
1.49% due 9/15/2019	850,000	852,161
2010-3 A2
1.903% due 2/15/2017(1)(3)	985,000	1,012,099
GE Capital Credit Card Master Note Trust
2012-6 A
1.36% due 8/17/2020(2)	2,000,000	2,016,874
GE Equipment Transportation LLC
2012-1 A3
0.99% due 11/23/2015	800,000	803,682
Harley-Davidson Motorcycle Trust
2012-1 A3
0.68% due 4/15/2017	2,000,000	2,005,076
Hertz Vehicle Financing LLC
2009-2A A2
5.29% due 3/25/2016(1)	1,990,000	2,148,503
Honda Auto Receivables Owner Trust
2010-3 A4
0.94% due 12/21/2016	954,000	956,058
Huntington Auto Trust
2011-1A A3
1.01% due 1/15/2016(1)	962,831	966,820
Hyundai Auto Receivables Trust
2012-A A4
0.95% due 12/15/2016	500,000	503,620
Mercedes-Benz Auto Lease Trust
2011-B A3
1.07% due 8/15/2014(1)	500,000	501,276
Mercedes-Benz Master Owner Trust
2012-AA A
0.79% due 11/15/2017(1)	1,400,000	1,400,272
Miramax LLC
2011-1A A
6.25% due 10/20/2021(1)(2)	1,224,286	1,288,458
Nissan Auto Receivables Owner Trust
2013-A A3
0.50% due 5/15/2017	2,000,000	1,999,036
Residential Asset Mortgage Products, Inc.
2002-RS4 AI5
6.163% due 8/25/2032(3)	20,695	15,037
Toyota Auto Receivables Owner Trust
2010-C A4
1.09% due 12/15/2014	500,000	502,048
Volkswagen Auto Lease Trust
2012-A A3
0.87% due 7/20/2015	800,000	803,470
Wheels SPV LLC
2012-1 A2
1.19% due 3/20/2021(1)	462,137	464,738
World Omni Auto Receivables Trust
2010-A A4
2.21% due 5/15/2015	388,326	391,304
Total Asset Backed Securities (Cost $35,562,465)		35,724,484
Collateralized Mortgage Obligations — 17.1%
Banc of America Funding Corp.
2005-D A1
2.631% due 5/25/2035(3)	1,339,317	1,370,044
Banc of America Mortgage Securities, Inc.
2003-J 2A2
3.187% due 11/25/2033(3)	267,331	267,454
Cendant Mortgage Corp.
2003-4 1A1
4.85% due 5/25/2033	46,755	46,995
Chase Mortgage Finance Corp.
2007-A1 2A1
2.989% due 2/25/2037(3)	338,322	344,278

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	$82,091	$83,409
Countrywide Home Loans Trust
2003-50 A1
5.00% due 11/25/2018	566,825	582,861
2003-11 A31
5.50% due 5/25/2033	419,346	437,327
2002-19 1A1
6.25% due 11/25/2032	30,943	31,319
CS First Boston Mortgage Securities Corp.
2004-AR5 3A1
2.764% due 6/25/2034(3)	696,807	686,165
2003-23 2A8
4.50% due 10/25/2018	124,947	129,315
2003-8 2A1
5.00% due 4/25/2018	187,718	192,352
2004-5 5A1
5.00% due 8/25/2019	289,307	295,814
FHLMC
4149 ZG
3.00% due 1/15/2033	930,302	923,229
4105 WA
3.00% due 2/15/2041	1,024,454	1,034,592
4068 HA
3.00% due 10/15/2041	673,996	657,550
4181 ZP
3.00% due 3/15/2043	2,500,000	2,495,750
4098 UZ
4.00% due 8/15/2042	842,602	847,950
1534 Z
5.00% due 6/15/2023	55,315	55,443
20 H
5.50% due 10/25/2023	29,778	33,033
First Horizon Mortgage Pass-Through Trust
2004-4 2A3
4.50% due 7/25/2019	217,437	222,013
FNMA
2013-20 CK
2.50% due 3/25/2043	1,717,573	1,744,704
2012-113 WA
3.00% due 3/25/2042	524,133	528,251
2012-139 NZ
3.00% due 12/25/2042	1,648,633	1,623,755
2013-27 UA
3.00% due 12/25/2042	1,561,000	1,579,674
2013-31 NQ
3.00% due 4/25/2043	1,318,000	1,312,596
2012-113 ZU
3.50% due 10/25/2042	1,103,028	1,111,540
2003-63 GU
4.00% due 7/25/2033	506	512
2013-13 UZ
4.00% due 3/25/2043	1,744,699	1,746,596
2013-45 KZ
4.00% due 4/1/2043	1,605,000	1,607,086
J.P. Morgan Mortgage Trust
2006-A2 5A1
2.90% due 11/25/2033(3)	521,072	533,135
2004-S2 1A3
4.75% due 11/25/2019	131,079	132,218
2005-A1 3A1
4.867% due 2/25/2035(3)	439,342	448,549
2004-S1 1A7
5.00% due 9/25/2034	51,349	52,990
Master Adjustable Rate Mortgages Trust
2004-13 3A7
2.63% due 11/21/2034(3)	1,396,282	1,453,235
2004-13 2A1
2.671% due 4/21/2034(3)	583,025	604,828
Master Asset Securitization Trust
2003-9 5A2
4.75% due 10/25/2018(2)	768,126	786,830
2003-5 2A1
5.00% due 6/25/2018	111,982	116,863
Merrill Lynch Mortgage Investors, Inc.
2005-A2 A2
2.528% due 2/25/2035(3)	1,539,688	1,561,702
Morgan Stanley Mortgage Loan Trust
2004-7AR 2A1
2.646% due 9/25/2034(3)	1,179,547	1,185,033
2004-1 1A9
4.50% due 11/25/2018	134,325	136,796
Prime Mortgage Trust
2004-2 A2
4.75% due 11/25/2019	197,375	205,131
2003-3 A9
5.50% due 1/25/2034	264,911	269,547
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	17,413	17,795
Residential Asset Securitization Trust
2003-A2 A1
4.25% due 5/25/2033	532,430	524,700
Residential Funding Mortgage Securities I, Inc.
2004-S9 2A1
4.75% due 12/25/2019	177,675	181,679
2005-S1 2A1
4.75% due 2/25/2020	145,083	149,186
2005-S3 A1
4.75% due 3/25/2020	108,117	111,606
Structured Adjustable Rate Mortgage Loan Trust
2004-6 4A1
2.715% due 6/25/2034(3)	1,132,754	1,168,985
Structured Asset Securities Corp.
2004-21XS 2A6A
4.74% due 12/25/2034(3)	239,947	242,987
2005-1 4A1
5.00% due 2/25/2020	184,361	188,347
2003-29 2A1
5.25% due 9/25/2023	334,431	339,779
2004-3 3A1
5.50% due 3/25/2019	159,234	163,970
Wells Fargo Mortgage Backed Securities Trust
2004-M A7
2.615% due 8/25/2034(3)	765,480	789,694
2004-Z 2A2
2.624% due 12/25/2034(3)	356,657	361,686
2005-AR10 2A6
2.636% due 6/25/2035(3)	439,572	448,202
2005-AR12 2A5
2.642% due 6/25/2035(3)	808,267	817,934
2005-AR12 2A6
2.642% due 6/25/2035(3)	692,633	695,127
2003-J 2A1
4.423% due 10/25/2033(3)	114,294	115,352
2003-J 1A9
4.56% due 10/25/2033(3)	531,519	531,586
2003-N 2A1
4.722% due 12/25/2033(3)	325,005	327,787
2003-15 1A1
4.75% due 12/25/2018	33,332	34,310
2005-1 1A1
4.75% due 1/25/2020	165,850	174,359
2004-O A1

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
4.94% due 8/25/2034(3)	$620,985	$638,980
2004-2 A1
5.00% due 2/25/2019	217,655	222,261
2006-7 1A1
5.25% due 6/25/2021	73,284	74,586
Total Collateralized Mortgage Obligations (Cost $37,498,302)		37,799,362

Senior Secured Loans — 4.6%
Automotive — 0.2%
Allison Transmission, Inc.
Term Loan B3
4.25% due 8/23/2019(3)	496,256	502,941
		502,941

Consumer Products — 0.2%
Bombardier Recreational Products, Inc.
New Term Loan B
5.00% due 1/22/2019(3)	500,000	504,910
		504,910

Gaming — 0.2%
Pinnacle Entertainment, Inc.
Series A Incremental Term Loan
4.00% due 3/19/2019(3)	495,000	497,475
		497,475

Healthcare — 1.4%
DaVita, Inc.
Term Loan B2
4.00% due 11/1/2019(3)	498,750	503,348
Fresenius Medical Care Holdings, Inc.
Term Loan A
2.284% due 10/26/2017(3)	1,500,000	1,499,535
Hologic, Inc.
Term Loan B
4.50% due 8/1/2019(3)	497,500	503,719
IMS Health, Inc.
Term Loan B1
3.75% - 4.50% due 8/25/2017(3)	488,063	492,822
		2,999,424

Independent Energy — 0.2%
Plains Exploration & Production
7 year Term Loan
4.00% due 11/30/2019(3)	500,000	500,500
		500,500

Media Noncable — 0.2%
Tribune Co.
Exit Term Loan
4.00% due 12/31/2019(3)	498,750	502,740
		502,740

Pharmaceuticals — 1.0%
Grifols, Inc.
New Term Loan B
4.25% due 6/1/2017(3)	638,255	643,910
RP Select Finance Trust
Term Loan A
2.284% due 8/9/2016(3)	1,504,037	1,500,277
		2,144,187

Real Estate Investment Trusts — 0.2%
LNR Property Corp.
Term Loan B
4.75% due 4/29/2016(3)	412,500	412,628
		412,628

Refining — 0.4%
Citgo Petroleum Corp.
Term Loan C
9.00% due 6/23/2017(3)	255,322	260,428
Tesoro Corp.
Term Loan B
2.46% due 1/30/2016(3)	500,000	505,625
		766,053

Retailers — 0.4%
Lord & Taylor Holdings LLC
Term Loan B
5.75% due 1/11/2019(3)	359,255	361,949
The Neiman Marcus Group, Inc.
Extended Term Loan
4.00% due 5/16/2018(3)	500,000	504,000
		865,949

Wireless — 0.2%
Crown Castle International Corp.
Term Loan B
4.00% due 1/31/2019(3)	493,750	498,895
		498,895
Total Senior Secured Loans (Cost $10,115,982)		10,195,702

Commercial Mortgage-Backed Securities — 18.4%
American Tower Trust I
13 1A
1.551% due 3/15/2043(1)	1,000,000	1,003,889
Banc of America Commercial Mortgage, Inc.
2005-5 A4
5.115% due 10/10/2045(3)	2,145,000	2,348,183
2005-6 A4
5.188% due 9/10/2047(2)(3)	1,215,000	1,333,962
Bear Stearns Commercial Mortgage Securities
2004-PWR3 A4
4.715% due 2/11/2041	479,183	487,625
2003-PWR2 A4
5.186% due 5/11/2039(3)	553,184	558,722
2005-PW10 A4
5.405% due 12/11/2040(3)	1,620,000	1,783,699
Chase Commercial Mortgage Securities Corp.
1998-1 F
6.56% due 5/18/2030(1)(3)	78,312	78,885
Citigroup Commercial Mortgage Trust
2004-C1 A4
5.365% due 4/15/2040(3)	1,030,000	1,068,410
2006-C5 A4
5.431% due 10/15/2049	1,300,000	1,465,157
Citigroup/Deutsche Bank Commercial Mortgage Trust
2005-CD1 A4
5.218% due 7/15/2044(3)	1,050,000	1,148,145
2006-CD3 A5
5.617% due 10/15/2048	1,049,000	1,182,892

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
Commercial Mortgage Asset Trust
1999-C1 B
7.23% due 1/17/2032(3)	$1,000,000	$1,005,630
Commercial Mortgage Pass-Through Certificates
2005-LP5 A4
4.982% due 5/10/2043(3)	530,000	568,963
Credit Suisse Commercial Mortgage Trust
2006-C3 A3
5.805% due 6/15/2038(3)	1,950,000	2,182,376
Crown Castle Towers LLC
Sr. Sec. Nt.
3.214% due 8/15/2015(1)	350,000	365,154
4.523% due 1/15/2015(1)	550,000	584,274
CS First Boston Mortgage Securities Corp.
2004-C2 A2
5.416% due 5/15/2036(3)	1,362,000	1,409,237
1997-C2 F
7.46% due 1/17/2035(3)	195,558	197,513
First Union-Lehman Brothers-Bank of America
1998-C2 E
6.778% due 11/18/2035	127,635	127,596
GE Capital Commercial Mortgage Corp.
2004-C1 A3
4.596% due 11/10/2038	553,338	562,791
2004-C1 B
4.692% due 11/10/2038(3)	385,000	392,695
2003-C2 A4
5.145% due 7/10/2037	209,350	210,424
GMAC Commercial Mortgage Securities, Inc.
2003-C2 A2
5.45% due 5/10/2040(3)	515,097	518,996
Greenwich Capital Commercial Funding Corp.
2005-GG3 A3
4.569% due 8/10/2042	252,613	252,410
2004-GG1 A7
5.317% due 6/10/2036(3)	1,044,263	1,073,547
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2004-C3 A5
4.878% due 1/15/2042	675,000	713,796
2005-LDP5 A4
5.201% due 12/15/2044(3)	650,000	712,456
2003-CB6 A2
5.255% due 7/12/2037(3)	496,889	499,769
J.P. Morgan Chase Commercial Mortgage Securities Trust
2007-CB18 A4
5.44% due 6/12/2047	1,750,000	1,985,078
LB UBS Commercial Mortgage Trust
2003-C7 A4
4.931% due 9/15/2035(3)	604,933	608,088
2003-C8 A4
5.124% due 11/15/2032(3)	359,375	363,127
2006-C1 A4
5.156% due 2/15/2031	400,000	440,210
Merrill Lynch Mortgage Trust
2004-BPC1 A5
4.855% due 10/12/2041(3)	700,000	736,785
2003-KEY1 A4
5.236% due 11/12/2035(3)	395,097	400,911
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C8 A2
1.689% due 12/15/2048	1,500,000	1,521,092
Morgan Stanley Capital I
2004-HQ3 A4
4.80% due 1/13/2041	862,959	884,145
2005-HQ7 AAB
5.187% due 11/14/2042(3)	185,128	185,128
2005-IQ10 A4A
5.23% due 9/15/2042(3)	1,161,821	1,253,259
Motel 6 Trust
2012-MTL6 A2
1.948% due 10/5/2025(1)	1,900,000	1,904,258
Nomura Asset Securities Corp.
1998-D6 B1
6.00% due 3/15/2030(1)	580,000	581,014
SBA Tower Trust
2.933% due 12/15/2042(1)(2)	1,500,000	1,566,465
Wachovia Bank Commercial Mortgage Trust
2004-C10 A4
4.748% due 2/15/2041	501,407	513,622
2004-C11 A5
5.215% due 1/15/2041(3)	708,000	736,120
2005-C22 A4
5.283% due 12/15/2044(3)	870,500	955,776
2006-C29 A4
5.308% due 11/15/2048	1,805,000	2,037,347
Total Commercial Mortgage-Backed Securities (Cost $40,974,426)		40,509,621

Corporate Bonds — 32.0%
Aerospace & Defense — 0.4%
Bombardier, Inc.
Sr. Nt.
4.25% due 1/15/2016(1)	250,000	259,375
Textron, Inc.
Sr. Nt.
6.20% due 3/15/2015	500,000	544,626
		804,001

Automotive — 1.1%
Banque PSA Finance
Sr. Nt.
3.375% due 4/4/2014(1)	500,000	503,218
Daimler Finance North America LLC
1.875% due 9/15/2014(1)	350,000	355,128
Ford Motor Credit Co. LLC
Sr. Nt.
2.75% due 5/15/2015	500,000	510,382
RCI Banque S.A.
Sr. Nt.
3.40% due 4/11/2014(1)	500,000	506,630
Volkswagen International Finance NV
1.625% due 3/22/2015(1)	500,000	506,285
		2,381,643

Banking — 7.9%
Abbey National Treasury Services PLC
2.875% due 4/25/2014	500,000	508,748
Ally Financial, Inc.
3.125% due 1/15/2016	200,000	202,500
4.50% due 2/11/2014	450,000	459,563
Amsouth Bank
Sub. Nt.
5.20% due 4/1/2015	150,000	159,834
Bank of America Corp.
Sr. Nt.
4.50% due 4/1/2015	150,000	158,943

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
Barclays Bank PLC
Sub. Nt.
6.05% due 12/4/2017(1)	$500,000	$557,307
Capital One Financial Corp.
Sr. Nt.
1.00% due 11/6/2015	500,000	498,140
2.125% due 7/15/2014	500,000	507,820
Citigroup, Inc.
Sr. Nt.
1.25% due 1/15/2016	500,000	499,398
5.50% due 4/11/2013	300,000	300,350
Credit Suisse/New York NY
Sr. Nt.
5.00% due 5/15/2013	250,000	251,456
Fifth Third Capital Trust IV
6.50% due 4/15/2037(3)	650,000	651,625
HSBC USA, Inc.
Sr. Nt.
1.625% due 1/16/2018	500,000	499,535
ING Bank N.V.
Sr. Nt.
2.375% due 6/9/2014(1)	600,000	610,775
Intesa Sanpaolo SpA
Sr. Nt.
3.125% due 1/15/2016	1,000,000	977,543
JPMorgan Chase & Co.
Sr. Nt.
2.05% due 1/24/2014	500,000	506,698
Lloyds TSB Bank PLC
4.20% due 3/28/2017	500,000	548,710
Macquarie Bank Ltd.
Sr. Nt.
3.45% due 7/27/2015(1)	250,000	260,497
Morgan Stanley
Sr. Nt.
1.75% due 2/25/2016	300,000	302,336
2.875% due 1/24/2014	250,000	254,104
National Bank of Canada
1.50% due 6/26/2015	500,000	507,542
Regions Financial Corp.
Sr. Nt.
4.875% due 4/26/2013	500,000	500,750
Royal Bank of Canada
Sr. Nt.
1.45% due 10/30/2014	500,000	507,474
Royal Bank of Scotland Group PLC
Sr. Nt.
2.55% due 9/18/2015	500,000	513,894
Royal Bank of Scotland PLC
3.25% due 1/11/2014	500,000	508,600
Societe Generale SA
2.75% due 10/12/2017	500,000	512,107
Standard Chartered PLC
Sr. Nt.
3.85% due 4/27/2015(1)	500,000	527,950
Sumitomo Mitsui Banking Corp.
Sr. Nt.
1.35% due 7/18/2015	500,000	505,478
1.90% due 1/12/2015(1)	500,000	508,640
SunTrust Banks, Inc.
Sr. Nt.
3.60% due 4/15/2016	400,000	428,338
The Bank of New York Mellon Corp.
Sr. Nt.
1.20% due 2/20/2015	300,000	303,396
The Goldman Sachs Group, Inc.
Sr. Nt.
3.30% due 5/3/2015	500,000	521,263
Toronto-Dominion Bank
Sr. Nt.
1.375% due 7/14/2014	500,000	505,281
U.S. Bancorp
Sr. Nt.
2.875% due 11/20/2014	500,000	519,541
Jr. Sub. Nt.
3.442% due 2/1/2016	500,000	532,164
UBS AG Stamford CT
Sr. Nt.
2.25% due 8/12/2013	500,000	502,360
Union Bank N.A.
Sr. Nt.
2.125% due 12/16/2013	500,000	505,069
Wells Fargo Bank N.A.
Sub. Nt.
5.75% due 5/16/2016	100,000	113,942
Westpac Banking Corp.
Sr. Nt.
2.10% due 8/2/2013	300,000	301,823
		17,541,494
Brokerage — 1.1%
E*Trade Financial Corp.
Sr. Nt.
6.75% due 6/1/2016(2)	500,000	538,750
Jefferies Group, Inc.
Sr. Nt.
3.875% due 11/9/2015	900,000	940,500
Nomura Holdings, Inc.
Sr. Nt.
2.00% due 9/13/2016	1,000,000	997,547
		2,476,797
Building Materials — 0.3%
Martin Marietta Materials, Inc.
Sr. Nt.
6.60% due 4/15/2018	500,000	567,500
		567,500
Chemicals — 0.8%
Airgas, Inc.
Sr. Nt.
2.85% due 10/1/2013	500,000	505,431
Ashland, Inc.
Sr. Nt.
3.00% due 3/15/2016(1)	300,000	304,500
Ecolab, Inc.
Sr. Nt.
2.375% due 12/8/2014	400,000	410,860
Yara International ASA
Sr. Nt.
5.25% due 12/15/2014(1)	500,000	533,563
		1,754,354
Construction Machinery — 0.1%
Case New Holland, Inc.
7.75% due 9/1/2013	250,000	256,000
		256,000
Consumer Cyclical Services — 0.2%
ADT Corp.
Sr. Nt.
2.25% due 7/15/2017(1)	500,000	501,926
		501,926

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
Diversified Manufacturing — 0.8%
Danaher Corp.
Sr. Nt. 1.30% due 6/23/2014	$200,000	$202,079
Eaton Corp.
0.95% due 11/2/2015(1)	400,000	401,877
Pentair Finance SA
1.35% due 12/1/2015(1)	250,000	250,351
1.875% due 9/15/2017(1)	500,000	499,998
Roper Industries, Inc.
Sr. Nt.
1.85% due 11/15/2017	500,000	504,091
		1,858,396
Electric — 1.6%
American Electric Power Co., Inc. Sr. Nt.
1.65% due 12/15/2017	300,000	301,012
Calpine Construction Finance Co. LP
Sr. Sec. Nt.
8.00% due 6/1/2016(1)	500,000	524,375
CMS Energy Corp.
Sr. Nt.
6.55% due 7/17/2017	500,000	597,474
DPL, Inc.
Sr. Nt.
6.50% due 10/15/2016	200,000	211,000
FirstEnergy Corp.
Sr. Nt.
2.75% due 3/15/2018	600,000	606,794
GenOn Energy, Inc.
Sr. Nt.
7.875% due 6/15/2017	250,000	278,750
Great Plains Energy, Inc.
Sr. Nt.
2.75% due 8/15/2013	200,000	201,224
National Rural Utilities Cooperative Finance Corp.
1.125% due 11/1/2013	500,000	502,107
The AES Corp.
Sr. Nt.
7.75% due 3/1/2014	250,000	263,125
		3,485,861

Energy - Integrated — 0.2%
Husky Energy, Inc.
Sr. Nt.
5.90% due 6/15/2014	400,000	423,980
		423,980

Entertainment — 0.1%
Time Warner, Inc.
3.15% due 7/15/2015	300,000	315,946
		315,946

Food And Beverage — 1.3%
Coca-Cola Enterprises, Inc.
Sr. Nt.
1.125% due 11/12/2013	300,000	301,327
ConAgra Foods, Inc.
Sr. Nt.
1.30% due 1/25/2016	500,000	503,951
General Mills, Inc.
Sr. Nt.
1.55% due 5/16/2014	250,000	252,938
Mondelez International, Inc.
Sr. Nt.
2.625% due 5/8/2013	600,000	601,162
Pernod-Ricard SA
Sr. Nt.
2.95% due 1/15/2017(1)	500,000	525,147
SABMiller Holdings, Inc.
1.85% due 1/15/2015(1)	500,000	508,061
Wm. Wrigley Jr. Co.
Sr. Sec. Nt.
3.05% due 6/28/2013(1)	150,000	150,687
		2,843,273

Gaming — 0.1%
Seminole Tribe of Florida
Sr. Sec. Nt.
5.798% due 10/1/2013(1)	105,000	107,100
		107,100

Government Related — 0.5%
Abu Dhabi National Energy Co.
Sr. Nt.
2.50% due 1/12/2018(1)	500,000	502,750
Petrobras International Finance Co.
2.875% due 2/6/2015(2)	500,000	510,382
		1,013,132

Healthcare — 0.7%
Covidien International Finance SA
1.35% due 5/29/2015	500,000	507,199
McKesson Corp.
Sr. Nt.
0.95% due 12/4/2015	250,000	250,684
Owens & Minor, Inc.
6.35% due 4/15/2016	625,000	684,050
		1,441,933

Home Construction — 0.5%
DR Horton, Inc.
3.625% due 2/15/2018	500,000	504,375
MDC Holdings, Inc.
5.375% due 7/1/2015	500,000	540,099
		1,044,474

Independent Energy — 0.8%
Anadarko Petroleum Corp.
Sr. Nt.
5.95% due 9/15/2016	300,000	345,332
Chesapeake Energy Corp.
7.625% due 7/15/2013	350,000	356,562
Petrohawk Energy Corp.
7.875% due 6/1/2015	400,000	413,785
Woodside Finance Ltd.
5.00% due 11/15/2013(1)	600,000	615,100
		1,730,779

Industrial - Other — 0.2%
URS Corp.
Sr. Nt.
4.10% due 4/1/2017(1)	500,000	519,614
		519,614

Insurance - Life — 1.7%
Aegon N.V.
Sr. Nt.
4.75% due 6/1/2013	500,000	503,336

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
American International Group, Inc.
Sr. Nt.
3.65% due 1/15/2014	$500,000	$511,660
Assurant, Inc.
Sr. Nt.
2.50% due 3/15/2018	500,000	496,429
5.625% due 2/15/2014	500,000	519,986
Hartford Financial Services Group, Inc.
Sr. Nt.
4.625% due 7/15/2013	250,000	252,883
Lincoln National Corp.
Sr. Nt.
4.30% due 6/15/2015	500,000	535,400
Metropolitan Life Global Funding I
Sr. Sec. Nt.
2.00% due 1/9/2015(1)	500,000	512,317
Prudential Financial, Inc.
Sr. Nt.
4.75% due 9/17/2015	300,000	326,838
		3,658,849

Insurance P&C — 0.7%
Aspen Insurance Holdings Ltd.
Sr. Nt.
6.00% due 8/15/2014	350,000	369,279
Axis Capital Holdings Ltd.
Sr. Nt.
5.75% due 12/1/2014	300,000	319,574
Berkshire Hathaway Finance Corp.
1.50% due 1/10/2014	250,000	252,267
Willis Group Holdings PLC
4.125% due 3/15/2016	500,000	531,262
		1,472,382

Lodging — 0.1%
Royal Caribbean Cruises Ltd.
Sr. Nt.
7.00% due 6/15/2013	300,000	303,000
		303,000

Media Cable — 0.5%
DISH DBS Corp.
6.625% due 10/1/2014	500,000	531,875
NBCUniversal Media LLC
Sr. Nt.
2.10% due 4/1/2014	500,000	506,925
		1,038,800

Media Noncable — 0.8%
News America, Inc.
5.30% due 12/15/2014	500,000	538,033
RR Donnelley & Sons Co.
Sr. Nt.
5.50% due 5/15/2015	500,000	530,625
Scholastic Corp.
Sr. Nt.
5.00% due 4/15/2013	250,000	250,315
The Interpublic Group of Companies, Inc.
Sr. Nt.
6.25% due 11/15/2014	500,000	536,250
		1,855,223

Metals And Mining — 1.3%
Anglo American Capital PLC
2.15% due 9/27/2013(1)	300,000	301,650
ArcelorMittal
Sr. Nt.
4.00% due 2/25/2015	500,000	516,875
5.375% due 6/1/2013	250,000	251,575
BHP Billiton Finance USA Ltd.
1.125% due 11/21/2014	300,000	303,311
FMG Resources August 2006 Pty. Ltd.
7.00% due 11/1/2015(1)	500,000	523,750
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
1.40% due 2/13/2015	300,000	302,173
Teck Resources Ltd.
2.50% due 2/1/2018	150,000	151,395
Xstrata Finance Canada Ltd.
1.80% due 10/23/2015(1)	250,000	252,841
2.85% due 11/10/2014(1)	250,000	256,223
		2,859,793

Non Captive Consumer — 0.5%
HSBC Finance Corp.
Sr. Nt.
4.75% due 7/15/2013	500,000	505,993
SLM Corp.
Sr. Nt. Ser. A
5.00% due 10/1/2013	300,000	305,250
Sr. Nt.
5.00% due 4/15/2015	300,000	316,500
		1,127,743

Non Captive Diversified — 0.2%
CIT Group, Inc.
Sr. Nt.
4.75% due 2/15/2015(1)	500,000	523,750
		523,750

Oil Field Services — 0.4%
Weatherford International, Inc.
6.35% due 6/15/2017	850,000	974,732
		974,732

Paper — 0.2%
Graphic Packaging International, Inc.
9.50% due 6/15/2017	500,000	531,250
		531,250

Pharmaceuticals — 1.3%
AbbVie, Inc.
1.20% due 11/6/2015(1)	750,000	755,827
Amgen, Inc.
Sr. Nt.
1.875% due 11/15/2014	500,000	509,866
Gilead Sciences, Inc.
Sr. Nt.
2.40% due 12/1/2014	500,000	513,793
Hospira, Inc.
Sr. Nt.
6.05% due 3/30/2017	375,000	426,727
Zoetis, Inc.
Sr. Nt.
1.15% due 2/1/2016(1)	600,000	601,598
		2,807,811

Pipelines — 1.0%
Enterprise Products Operating LLC
1.25% due 8/13/2015	300,000	302,194
8.375% due 8/1/2066(3)	200,000	230,000
Midcontinent Express Pipeline LLC
Sr. Nt.
5.45% due 9/15/2014(1)	500,000	520,171

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
ONEOK Partners LP
2.00% due 10/1/2017	$250,000	$252,636
Rockies Express Pipeline LLC
Sr. Nt.
3.90% due 4/15/2015(1)	300,000	302,250
Williams Partners LP
Sr. Nt.
3.80% due 2/15/2015	500,000	526,528
		2,133,779

Refining — 0.1%
Phillips 66
1.95% due 3/5/2015	300,000	306,590
		306,590

REITs — 1.5%
BioMed Realty LP
3.85% due 4/15/2016	300,000	318,495
HCP, Inc.
Sr. Nt.
5.65% due 12/15/2013	300,000	310,357
ProLogis LP
5.625% due 11/15/2015	400,000	438,970
Realty Income Corp.
Sr. Nt.
5.375% due 9/15/2017	260,000	300,118
Simon Property Group LP
Sr. Nt.
1.50% due 2/1/2018(1)	500,000	498,255
Tanger Properties LP
Sr. Nt.
6.15% due 11/15/2015	500,000	565,695
Ventas Realty LP
2.00% due 2/15/2018	500,000	502,833
WEA Finance LLC
5.75% due 9/2/2015(1)	400,000	444,224
		3,378,947

Retailers — 0.3%
Home Depot, Inc.
Sr. Nt.
5.25% due 12/16/2013	600,000	620,719
		620,719

Supermarkets — 0.1%
TESCO PLC
Sr. Nt.
2.00% due 12/5/2014(1)	200,000	203,696
		203,696

Technology — 1.1%
Agilent Technologies, Inc.
Sr. Nt.
2.50% due 7/15/2013	200,000	201,150
Avnet, Inc.
Sr. Nt.
6.00% due 9/1/2015	350,000	380,661
Broadcom Corp.
Sr. Nt.
1.50% due 11/1/2013	500,000	502,892
Hewlett-Packard Co.
Sr. Nt.
2.35% due 3/15/2015	300,000	306,068
Lexmark International, Inc.
Sr. Nt.
5.90% due 6/1/2013	350,000	352,934
Maxim Integrated Products, Inc.
Sr. Nt.
3.45% due 6/14/2013	250,000	251,421
Pitney Bowes, Inc.
Sr. Nt.
3.875% due 6/15/2013	400,000	402,113
		2,397,239

Transportation Services — 0.6%
ERAC USA Finance LLC
2.25% due 1/10/2014(1)	500,000	505,872
Heathrow Funding Ltd.
Sr. Sec. Nt.
2.50% due 6/25/2015(1)	300,000	308,907
Ryder System, Inc.
Sr. Nt.
3.60% due 3/1/2016	500,000	523,898
		1,338,677

Wireless — 0.2%
America Movil SAB de C.V.
3.625% due 3/30/2015	500,000	524,156
		524,156

Wirelines — 0.7%
British Telecommunications PLC
Sr. Nt.
2.00% due 6/22/2015	300,000	306,927
Telecom Italia Capital
5.25% due 11/15/2013	500,000	510,422
Telefonica Emisiones SAU
2.582% due 4/26/2013	700,000	700,689
		1,518,038
Total Corporate Bonds (Cost $69,565,783)		70,643,377

Hybrid ARMS — 0.0%
FNMA
2.815% due 8/1/2046(3)	19,540	20,902
Total Hybrid ARMS (Cost $19,709)		20,902

Mortgage-Backed Securities — 0.0%
FHLMC
7.00% due 9/1/2038	21,403	24,701
Total Mortgage-Backed Securities (Cost $22,200)		24,701

U.S. Agencies — 1.4%
Federal Home Loan Mortgage Corp.
2.00% due 8/25/2016	3,000,000	3,148,584
Total U.S. Agencies (Cost $3,082,073)		3,148,584

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
U.S. Government Securities — 5.5%
U.S. Treasury Notes
0.25% due 2/15/2015 - 10/15/2015	$6,355,000	$6,352,648
0.375% due 3/15/2015 - 1/15/2016	5,710,000	5,718,879
Total U.S. Government Securities (Cost $12,054,594)		12,071,527

Municipal Bonds — 0.5%
Illinois St. G.O.
4.511% due 3/1/2015	600,000	634,722
Puerto Rico Comwlth. Govt. Dev. Bk.
Sr. Nt. Ser. A
3.448% due 2/1/2015	500,000	493,345
Total Municipal Bonds (Cost $1,121,709)		1,128,067

Short Term & Cash Equivalent — 0.5%
ERP Operating LP
Sr. Nt.
5.20% due 4/1/2013	600,000	600,000
UnitedHealth Group, Inc.
Sr. Nt.
4.875% due 4/1/2013	500,000	500,000
Total Short Term & Cash Equivalent (Cost $1,100,000)		1,100,000

Repurchase Agreements — 7.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $17,477,019, due 4/1/2013(4)	17,477,000	17,477,000
Total Repurchase Agreements (Cost $17,477,000)		17,477,000
Total Investments — 104.1% (Cost $228,594,243)		229,843,327
Other Liabilities, Net — (4.1)%		(9,031,887)
Total Net Assets — 100.0%		$220,811,440

(1)	Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2013, the aggregate market value of these securities amounted to $35,252,466, representing 16.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Securities are segregated for anticipated collateral requirements.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2013.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.125%	5/31/2015	$17,828,100

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$35,724,484	$—	$35,724,484
Collateralized Mortgage Obligations	—	37,799,362	—	37,799,362
Senior Secured Loans	—	10,195,702	—	10,195,702
Commercial Mortgage-Backed Securities	—	40,509,621	—	40,509,621
Corporate Bonds	—	70,643,377	—	70,643,377
Hybrid ARMS	—	20,902	—	20,902
Mortgage-Backed Securities	—	24,701	—	24,701
U.S. Agencies	—	3,148,584	—	3,148,584
U.S. Government Securities	—	12,071,527	—	12,071,527
Municipal Bonds	—	1,128,067	—	1,128,067
Short Term & Cash Equivalent	—	1,100,000	—	1,100,000
Repurchase Agreements	—	17,477,000	—	17,477,000

Total	$—	$229,843,327	$—	$229,843,327

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
Corporate Bonds — 91.3%
Aerospace & Defense — 0.5%
Moog, Inc.
Sr. Sub. Nt.
7.25% due 6/15/2018	$325,000	$339,625
		339,625

Automotive — 2.8%
American Axle & Manufacturing, Inc.
6.25% due 3/15/2021	200,000	205,000
6.625% due 10/15/2022	200,000	207,000
7.75% due 11/15/2019	70,000	77,350
General Motors Financial Co., Inc.
6.75% due 6/1/2018	360,000	407,700
Lear Corp.
4.75% due 1/15/2023(1)	150,000	146,250
Schaeffler Finance BV
Sr. Sec. Nt.
7.75% due 2/15/2017(1)	130,000	146,413
8.50% due 2/15/2019(1)	250,000	284,375
The Goodyear Tire & Rubber Co.
7.00% due 5/15/2022	250,000	263,437
Titan International, Inc.
Sr. Sec. Nt.
7.875% due 10/1/2017(1)	330,000	355,162
		2,092,687

Banking — 1.8%
Ally Financial, Inc.
8.00% due 11/1/2031	300,000	379,500
Citigroup, Inc.
Jr. Sub. Nt.
5.95% due 1/30/2023(2)(3)	500,000	518,750
Royal Bank of Scotland Group PLC
Jr. Sub. Nt.
7.648% due 9/30/2031(2)(3)	200,000	208,000
9.118% due 8/19/2013(3)	200,000	200,500
		1,306,750

Brokerage — 0.9%
E*Trade Financial Corp.
Sr. Nt.
6.00% due 11/15/2017	350,000	366,188
6.375% due 11/15/2019	250,000	264,375
		630,563

Building Materials — 0.9%
Norcraft Cos. L.P.
Sec. Nt.
10.50% due 12/15/2015	270,000	282,825
Nortek, Inc.
8.50% due 4/15/2021(1)	330,000	365,475
		648,300

Chemicals — 1.3%
Hexion US Finance Corp.
Sr. Sec. Nt.
6.625% due 4/15/2020(1)	225,000	225,563
Huntsman International LLC
4.875% due 11/15/2020	500,000	503,750
US Coatings Acquisition, Inc.
7.375% due 5/1/2021(1)	250,000	263,125
		992,438

Construction Machinery — 2.5%
Ashtead Capital, Inc.
Sec. Nt.
6.50% due 7/15/2022(1)	200,000	217,250
Terex Corp.
6.00% due 5/15/2021	300,000	315,750
6.50% due 4/1/2020	400,000	426,500
The Manitowoc Co., Inc.
5.875% due 10/15/2022	500,000	525,000
United Rentals North America, Inc.
6.125% due 6/15/2023	200,000	214,000
7.625% due 4/15/2022	150,000	167,625
		1,866,125

Consumer Cyclical Services — 0.9%
Corrections Corp. of America
Sr. Nt.
4.625% due 5/1/2023(1)	250,000	255,938
Live Nation Entertainment, Inc.
7.00% due 9/1/2020(1)	200,000	215,000
The Geo Group, Inc.
6.625% due 2/15/2021	200,000	219,750
		690,688

Consumer Products — 1.3%
NBTY, Inc.
9.00% due 10/1/2018	600,000	670,500
Party City Holdings, Inc.
Sr. Nt.
8.875% due 8/1/2020(1)	250,000	274,375
		944,875

Diversified Manufacturing — 0.5%
BC Mountain LLC
7.00% due 2/1/2021(1)	330,000	349,800
		349,800

Electric — 3.1%
Calpine Corp.
Sr. Sec. Nt.
7.50% due 2/15/2021(1)	180,000	197,550
7.875% due 7/31/2020(1)	360,000	394,200
Covanta Holding Corp.
Sr. Nt.
6.375% due 10/1/2022	330,000	359,175
Genon Americas Generation LLC
Sr. Nt.
8.50% due 10/1/2021	50,000	58,625
NRG Energy, Inc.
6.625% due 3/15/2023(1)	170,000	180,200
8.50% due 6/15/2019	400,000	439,000
The AES Corp.
Sr. Nt.
7.375% due 7/1/2021	320,000	371,200
8.00% due 6/1/2020	260,000	308,100
		2,308,050

Entertainment — 1.1%
NAI Entertainment Holdings LLC
Sr. Sec. Nt.
8.25% due 12/15/2017(1)	270,000	292,950
WMG Acquisition Corp.
Sr. Sec. Nt.
6.00% due 1/15/2021(1)	470,000	492,325
		785,275

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
Food And Beverage — 1.1%
Michael Foods, Inc.
9.75% due 7/15/2018	$750,000	$834,375
		834,375

Gaming — 3.4%
Caesar’s Entertainment Operating Co., Inc.
5.625% due 6/1/2015	400,000	368,000
CityCenter Holdings LLC
Sr. Sec. Nt.
7.625% due 1/15/2016	200,000	214,750
MGM Resorts International
6.625% due 12/15/2021	600,000	629,250
Pinnacle Entertainment, Inc.
8.75% due 5/15/2020	350,000	384,562
Scientific Games International, Inc.
6.25% due 9/1/2020	350,000	356,125
9.25% due 6/15/2019	480,000	528,600
		2,481,287

Government Related — 0.8%
Citgo Petroleum Corp.
Sr. Sec. Nt.
11.50% due 7/1/2017(1)	525,000	601,781
		601,781

Healthcare — 5.4%
Amsurg Corp.
5.625% due 11/30/2020(1)	400,000	421,000
CDRT Holding Corp.
Sr. Nt.
9.25% due 10/1/2017(1)(4)	500,000	518,750
DaVita HealthCare Partners, Inc.
5.75% due 8/15/2022	200,000	207,750
6.625% due 11/1/2020	400,000	433,250
HCA, Inc.
Sr. Sec. Nt.
7.875% due 2/15/2020	200,000	221,000
8.50% due 4/15/2019	260,000	286,975
INC Research LLC
Sr. Nt.
11.50% due 7/15/2019(1)	320,000	343,200
Teleflex, Inc.
6.875% due 6/1/2019	170,000	184,025
Tenet Healthcare Corp.
Sr. Sec. Nt.
4.50% due 4/1/2021(1)	330,000	323,400
Universal Hospital Services, Inc.
Sec. Nt.
7.625% due 8/15/2020	300,000	322,875
7.625% due 8/15/2020(1)	270,000	290,250
Vanguard Health Holding Co. II LLC
8.00% due 2/1/2018	400,000	425,500
		3,977,975

Home Construction — 2.5%
Meritage Homes Corp.
Sr. Nt.
4.50% due 3/1/2018(1)	330,000	329,175
7.15% due 4/15/2020	550,000	613,250
Taylor Morrison Communities, Inc.
7.75% due 4/15/2020(1)	550,000	589,875
Weekley Homes LLC
Sr. Nt.
6.00% due 2/1/2023(1)	330,000	339,900
		1,872,200

Independent Energy — 10.5%
Alta Mesa Holdings
9.625% due 10/15/2018	500,000	527,500
BreitBurn Energy Partners L.P.
7.875% due 4/15/2022	140,000	149,800
Chesapeake Energy Corp.
5.75% due 3/15/2023	500,000	506,875
9.50% due 2/15/2015	400,000	452,000
Clayton Williams Energy, Inc.
7.75% due 4/1/2019	320,000	322,000
Continental Resources, Inc.
8.25% due 10/1/2019	230,000	255,875
Eagle Rock Energy Partners L.P.
8.375% due 6/1/2019	360,000	379,800
Energy XXI Gulf Coast, Inc.
9.25% due 12/15/2017	100,000	113,000
EV Energy Partners L.P.
8.00% due 4/15/2019	360,000	379,800
Halcon Resources Corp.
8.875% due 5/15/2021(1)	250,000	269,375
9.75% due 7/15/2020(1)	330,000	364,650
Harvest Operations Corp.
6.875% due 10/1/2017	500,000	558,750
Kodiak Oil & Gas Corp.
8.125% due 12/1/2019	210,000	237,300
Laredo Petroleum, Inc.
7.375% due 5/1/2022	125,000	136,875
Legacy Reserves L.P.
8.00% due 12/1/2020(1)	330,000	341,550
Linn Energy LLC
6.25% due 11/1/2019(1)	300,000	306,750
6.50% due 5/15/2019	60,000	62,775
7.75% due 2/1/2021	260,000	278,850
Oasis Petroleum, Inc.
6.50% due 11/1/2021	500,000	545,000
OGX Austria GmbH
8.375% due 4/1/2022(1)	330,000	249,150
Plains Exploration & Production Co.
6.625% due 5/1/2021	370,000	407,000
Samson Investment Co.
Sr. Nt.
9.75% due 2/15/2020(1)	170,000	180,625
SandRidge Energy, Inc.
7.50% due 3/15/2021	490,000	509,600
Vanguard Natural Resources LLC
7.875% due 4/1/2020	190,000	203,775
		7,738,675

Industrial - Other — 0.2%
General Cable Corp.
5.75% due 10/1/2022(1)	150,000	153,000
		153,000

Insurance - Life — 0.4%
CNO Financial Group, Inc.
Sr. Sec. Nt.
6.375% due 10/1/2020(1)	300,000	319,125
		319,125

Insurance P&C — 0.8%
A-S Co-Issuer Subsidiary, Inc.
Sr. Nt.
7.875% due 12/15/2020(1)	250,000	256,875

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
Onex USI Aquisition Corp.
Sr. Nt.
7.75% due 1/15/2021(1)	$300,000	$300,750
		557,625

Lodging — 0.9%
NCL Corp. Ltd.
5.00% due 2/15/2018(1)	330,000	336,188
Royal Caribbean Cruises Ltd.
Sr. Nt.
5.25% due 11/15/2022	330,000	334,125
		670,313

Media Cable — 4.7%
Block Communications, Inc.
Sr. Nt.
7.25% due 2/1/2020(1)	900,000	978,750
Cablevision Systems Corp.
Sr. Nt.
5.875% due 9/15/2022	260,000	257,075
CCO Holdings LLC
5.25% due 9/30/2022	500,000	491,250
6.625% due 1/31/2022	200,000	214,500
7.375% due 6/1/2020	130,000	144,138
7.875% due 4/30/2018	250,000	265,937
CSC Holdings LLC
Sr. Nt.
6.75% due 11/15/2021	450,000	504,562
Lynx I Corp.
Sr. Sec. Nt.
5.375% due 4/15/2021(1)	330,000	343,200
Mediacom LLC
Sr. Nt.
9.125% due 8/15/2019	220,000	245,575
		3,444,987

Media Noncable — 6.6%
DigitalGlobe, Inc.
5.25% due 2/1/2021(1)	330,000	327,938
Hughes Satellite Systems Corp.
Sr. Sec. Nt.
6.50% due 6/15/2019	240,000	263,400
7.625% due 6/15/2021	500,000	571,875
Intelsat Jackson Holdings S.A.
7.25% due 4/1/2019 - 10/15/2020	530,000	581,087
7.50% due 4/1/2021	460,000	511,750
Intelsat Luxembourg S.A.
8.125% due 6/1/2023(1)	300,000	304,875
11.50% due 2/4/2017	300,000	318,600
MDC Partners, Inc.
6.75% due 4/1/2020(1)	330,000	333,300
Sinclair Television Group, Inc.
Sr. Nt.
6.125% due 10/1/2022(1)	170,000	178,075
Telesat LLC
Sr. Nt.
6.00% due 5/15/2017(1)	470,000	491,150
Univision Communications, Inc.
Sr. Sec. Nt.
6.75% due 9/15/2022(1)	450,000	486,000
6.875% due 5/15/2019(1)	190,000	203,300
7.875% due 11/1/2020(1)	320,000	352,000
		4,923,350

Metals And Mining — 1.5%
FMG Resources August 2006 Pty. Ltd.
7.00% due 11/1/2015(1)	500,000	523,750
Penn Virginia Resource Partners L.P.
8.25% due 4/15/2018	250,000	265,000
Steel Dynamics, Inc.
6.125% due 8/15/2019(1)	330,000	356,400
		1,145,150

Non Captive Diversified — 2.6%
AerCap Aviation Solutions BV
6.375% due 5/30/2017	300,000	322,125
Aircastle Ltd.
Sr. Nt.
6.25% due 12/1/2019	250,000	273,125
CIT Group, Inc.
Sr. Nt.
5.00% due 5/15/2017	330,000	353,925
5.25% due 3/15/2018	270,000	291,600
5.50% due 2/15/2019(1)	150,000	164,625
International Lease Finance Corp.
Sr. Nt.
4.625% due 4/15/2021	200,000	199,500
8.625% due 9/15/2015	250,000	284,375
		1,889,275

Oil Field Services — 2.1%
Exterran Partners L.P.
6.00% due 4/1/2021(1)	530,000	528,013
Offshore Group Investment Ltd.
Sr. Sec. Nt.
7.125% due 4/1/2023(1)	250,000	255,625
Oil States International, Inc.
5.125% due 1/15/2023(1)	330,000	330,000
SESI LLC
7.125% due 12/15/2021	200,000	223,750
Stallion Oilfield Holdings Ltd.
Sr. Sec. Nt.
10.50% due 2/15/2015	239,000	252,145
		1,589,533

Packaging — 2.4%
Ardagh Packaging Finance PLC
Sr. Nt.
7.00% due 11/15/2020(1)	250,000	256,875
Reynolds Group Issuer, Inc.
Sr. Sec. Nt.
5.75% due 10/15/2020	500,000	509,375
9.00% due 4/15/2019	330,000	348,975
Sealed Air Corp.
8.125% due 9/15/2019(1)	600,000	678,750
		1,793,975

Paper — 0.5%
Longview Fibre Paper & Packaging, Inc.
Sr. Sec. Nt.
8.00% due 6/1/2016(1)	380,000	398,050
		398,050

Pharmaceuticals — 1.6%
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018(1)	260,000	263,575
Grifols, Inc.
8.25% due 2/1/2018	200,000	220,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
Jaguar Holding Co.
Sr. Nt.
9.50% due 12/1/2019(1)	$300,000	$344,250
Sky Growth Acquisition Corp.	330,000	348,975
7.375% due 10/15/2020(1)
		1,176,800

Pipelines — 3.7%
Access Midstream Partners L.P.
4.875% due 5/15/2023	180,000	177,750
Atlas Pipeline Partners L.P.
5.875% due 8/1/2023(1)	400,000	398,000
Copano Energy LLC
7.125% due 4/1/2021	500,000	577,500
Crosstex Energy L.P.
7.125% due 6/1/2022(1)	100,000	106,000
Inergy Midstream L.P.
6.00% due 12/15/2020(1)	330,000	343,200
MarkWest Energy Partners L.P.
6.50% due 8/15/2021	260,000	280,800
Martin Midstream Partners L.P.
Sr. Nt.
7.25% due 2/15/2021(1)	200,000	202,000
8.875% due 4/1/2018	200,000	215,000
Regency Energy Partners L.P.
6.50% due 7/15/2021	280,000	308,000
Targa Resources Partners L.P.
6.875% due 2/1/2021	150,000	164,250
		2,772,500

Refining — 1.0%
Calumet Specialty Products Partners L.P.
9.375% due 5/1/2019	380,000	425,600
Northern Tier Energy LLC
Sr. Sec. Nt.
7.125% due 11/15/2020(1)	330,000	349,800
		775,400

REITs — 1.6%
DuPont Fabros Technology L.P.
8.50% due 12/15/2017	380,000	408,500
Sabra Health Care L.P.
8.125% due 11/1/2018	720,000	782,100
		1,190,600

Retailers — 4.1%
99 Cents Only Stores
11.00% due 12/15/2019	500,000	573,750
Burlington Coat Factory Warehouse Corp.
10.00% due 2/15/2019	700,000	777,000
Burlington Holdings LLC
Sr. Nt.
9.00% due 2/15/2018(1)(4)	330,000	334,950
CDR DB Sub,
Inc. Sr. Nt.
7.75% due 10/15/2020(1)	500,000	513,750
The Pantry, Inc.
8.375% due 8/1/2020(1)	250,000	268,125
YCC Holdings LLC
Sr. Nt.
10.25% due 2/15/2016(4)	540,000	556,875
		3,024,450

Supermarkets — 0.9%
Tops Holding Corp.
Sr. Sec. Nt.
8.875% due 12/15/2017(1)	600,000	658,500
		658,500

Technology — 4.9%
Avaya, Inc.
10.50% due 3/1/2021(1)	270,000	257,175
CDW LLC
8.50% due 4/1/2019	600,000	669,750
Equinix, Inc.
Sr. Nt.
4.875% due 4/1/2020	180,000	181,350
5.375% due 4/1/2023	180,000	182,250
First Data Corp.
Sec. Nt.
8.75% due 1/15/2022(1)(4)	706,000	746,595
12.625% due 1/15/2021	100,000	108,375
Infor U.S., Inc.
11.50% due 7/15/2018	420,000	493,500
NXP BV
5.75% due 2/15/2021(1)	200,000	207,500
Sr. Nt.
5.75% due 3/15/2023(1)	420,000	428,400
SunGard Data Systems, Inc.
6.625% due 11/1/2019(1)	330,000	340,725
		3,615,620

Transportation Services — 0.9%
Avis Budget Car Rental LLC
9.75% due 3/15/2020	300,000	354,003
Hertz Corp.
7.50% due 10/15/2018	300,000	331,125
		685,128

Utility — 0.6%
Niska Gas Storage US LLC
8.875% due 3/15/2018	440,000	458,700
		458,700

Wireless — 5.5%
Clearwire Communications LLC
Sr. Sec. Nt.
12.00% due 12/1/2015(1)	500,000	539,375
Crown Castle International Corp.
Sr. Nt.
5.25% due 1/15/2023	370,000	376,475
Digicel Group Ltd.
Sr. Nt.
8.25% due 9/30/2020(1)	250,000	265,000
Digicel Ltd.
Sr. Nt.
8.25% due 9/1/2017(1)	360,000	380,700
MetroPCS Wireless, Inc.
6.25% due 4/1/2021(1)	180,000	183,150
6.625% due 4/1/2023(1)	330,000	336,600
7.875% due 9/1/2018	250,000	273,125
Sprint Nextel Corp.
Sr. Nt.
6.00% due 12/1/2016 - 11/15/2022	1,030,000	1,088,800
7.00% due 3/1/2020(1)	100,000	116,500
9.00% due 11/15/2018(1)	325,000	401,781

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
Trilogy International Partners LLC
Sr. Sec. Nt.
10.25% due 8/15/2016(1)	$130,000	$127,400
		4,088,906

Wirelines — 2.5%
CenturyLink, Inc.
Sr. Nt.
5.625% due 4/1/2020	330,000	337,425
Frontier Communications Corp.
Sr. Nt.
8.125% due 10/1/2018	460,000	524,400
8.25% due 4/15/2017	220,000	257,400
Windstream Corp.
6.375% due 8/1/2023(1)	450,000	446,625
7.875% due 11/1/2017	240,000	274,200
		1,840,050
Total Corporate Bonds (Cost $63,564,301)		67,632,506

	Principal Amount	Value

Senior Secured Loans — 3.5%
Gaming — 0.8%
Harrah’s Prop Co.
Mezzanine Term Loan
3.70% due 2/13/2014(2)	600,000	564,936
		564,936

Packaging — 1.3%
Exopack LLC
Term Loan
6.50% due 5/31/2017(2)	982,500	992,325
		992,325

Retailers — 1.4%
The Neiman Marcus Group, Inc.
Extended Term Loan
4.00% due 5/16/2018(2)	1,000,000	1,008,000
		1,008,000
Total Senior Secured Loans (Cost $2,574,349)		2,565,261

	Shares	Value

Preferred Stocks — 0.7%
Banking — 0.7%
Regions Financial Corp.
6.375% due 12/15/2017(3)	20,000	510,600
		510,600
Total Preferred Stocks (Cost $500,000)		510,600

	Principal Amount	Value

Repurchase Agreements — 4.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $2,944,003, due 4/1/2013(5)	2,944,000	2,944,000
Total Repurchase Agreements (Cost $2,944,000)		2,944,000
Total Investments — 99.5% (Cost $69,582,650)		73,652,367
Other Assets, Net — 0.5%		387,114
Total Net Assets — 100.0%		$74,039,481

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2013, the aggregate market value of these securities amounted to $27,890,647, representing 37.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate security. The rate shown is the rate in effect at March 31, 2013.
(3)	Maturity is perpetual. Maturity date presented represents the next call date.
(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	2.17%	11/7/2022	$3,004,323

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$67,632,506	$—	$67,632,506
Senior Secured Loans	—	2,565,261	—	2,565,261
Preferred Stocks	510,600	—	—	510,600
Repurchase Agreements	—	2,944,000	—	2,944,000

Total	$510,600	$73,141,767	$—	$73,652,367

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MONEY MARKET VIP SERIES

March 31, 2013 (unaudited)	Principal Amount	Value
Commercial Paper — 34.0%
Chemicals — 2.3%
Praxair, Inc.
0.08% due 4/2/2013	$3,000,000	$2,999,993
		2,999,993

Diversified Manufacturing — 2.2%
Danaher Corp.
0.12% due 4/16/2013(1)	3,000,000	2,999,850
		2,999,850

Electrical Equipment — 2.3%
Dover Corp.
0.11% due 4/3/2013(1)	3,000,000	2,999,982
		2,999,982

Food And Beverage — 2.3%
Nestle Finance International Ltd.
0.02% due 4/4/2013	3,000,000	2,999,995
		2,999,995

Insurance - Life — 2.3%
The Travelers Companies, Inc.
0.07% due 4/1/2013	3,000,000	3,000,000
		3,000,000

Oil & Gas Services — 2.2%
Baker Hughes, Inc.
0.13% due 4/16/2013(1)	3,000,000	2,999,838
		2,999,838

Oil - Integrated — 2.3%
Chevron Corp.
0.09% due 4/3/2013(1)	3,000,000	2,999,985
		2,999,985

Pharmaceuticals — 15.8%
Abbot Laboratories
0.11% due 4/18/2013(1)	3,000,000	2,999,844
Astrazeneca PLC
0.10% due 4/2/2013(1)	3,000,000	2,999,992
Bristol-Myers Squibb Co.
0.11% due 4/8/2013(1)	3,000,000	2,999,936
Johnson & Johnson
0.06% due 4/19/2013(1)	3,000,000	2,999,910
Merck & Co., Inc.
0.08% due 4/5/2013(1)	3,000,000	2,999,973
Pfizer, Inc.
0.08% due 4/18/2013(1)	2,750,000	2,749,896
Roche Holdings, Inc.
0.11% due 4/30/2013(1)	3,000,000	2,999,734
		20,749,285

Transportation — 2.3%
United Parcel Service, Inc.
0.05% due 4/15/2013(1)	3,000,000	2,999,942
		2,999,942
Total Commercial Paper (Cost $44,748,870)		44,748,870

Municipal Securities — 6.6%
Connecticut — 4.8%
Connecticut St. Housing Fin. Auth.
Ser. B-4
0.23% due 4/4/2013(2)(3)	6,325,000	6,325,000
		6,325,000

Iowa — 1.8%
Iowa Fin. Auth. Single Family Mtg. Rev.
Mtg. Bkd. Secs. Prog. Ser. C
0.15% due 4/4/2013(2)(4)	2,395,000	2,395,000
		2,395,000
Total Municipal Securities (Cost $8,720,000)		8,720,000

U.S. Government Securities — 27.4%
U.S. Treasury Bills
0.031% due 4/11/2013	3,000,000	2,999,974
0.035% due 4/11/2013	3,000,000	2,999,971
0.05% due 4/18/2013	3,000,000	2,999,929
0.051% due 4/25/2013	3,000,000	2,999,898
0.055% due 4/11/2013 - 4/18/2013	6,000,000	5,999,876
0.071% due 4/25/2013	3,000,000	2,999,858
0.075% due 4/18/2013	3,000,000	2,999,894
0.08% due 7/5/2013	3,000,000	2,999,367
0.135% due 4/4/2013	3,000,000	2,999,966
0.145% due 5/2/2013 - 6/27/2013	6,000,000	5,998,574
Total U.S. Government Securities (Cost $35,997,307)		35,997,307

Repurchase Agreements — 31.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $41,229,046, due 4/1/2013(5)	41,229,000	41,229,000
Total Repurchase Agreements (Cost $41,229,000)		41,229,000
Total Investments — 99.4% (Cost $130,695,177)		130,695,177

Other Assets, Net — 0.6%		733,306
Total Net Assets — 100.0%		$131,428,483

(1)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At March 31, 2013, the aggregate market value of these securities amounted to $35,748,882, representing 27.2% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate demand note. The rate shown is the rate in effect at March 31, 2013.
(3)	Issue supported by a standby purchase agreement with Helabe Landesbank Hessen-Thuringen.
(4)	Issue supported by a standby purchase agreement with Federal Home Loan Bank.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	1.96%	11/7/2022	$42,054,117

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MONEY MARKET VIP SERIES

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$44,748,870	$—	$44,748,870
Municipal Securities	—	8,720,000	—	8,720,000
U.S. Government Securities	—	35,997,307	—	35,997,307
Repurchase Agreements	—	41,229,000	—	41,229,000

Total	$—	$130,695,177	$—	$130,695,177

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2013 (unaudited)	Shares	Value
Common Stocks — 98.6%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	2,268	$133,585
The Interpublic Group of Companies, Inc.	3,718	48,446
		182,031

Aerospace — 1.7%
General Dynamics Corp.	2,833	199,755
L-3 Communications Holdings, Inc.	818	66,193
Lockheed Martin Corp.	2,291	221,127
Northrop Grumman Corp.	2,103	147,525
Raytheon Co.	2,827	166,199
Rockwell Collins, Inc.	1,226	77,385
Textron, Inc.	2,390	71,246
The Boeing Co.	5,774	495,698
United Technologies Corp.	7,155	668,492
		2,113,620

Air Transport — 0.3%
FedEx Corp.	2,489	244,420
Southwest Airlines Co.	6,338	85,436
		329,856

Aluminum — 0.1%
Alcoa, Inc.	9,121	77,711
		77,711

Asset Management & Custodian — 0.9%
BlackRock, Inc.	1,081	277,687
Franklin Resources, Inc.	1,174	177,051
Invesco Ltd.	3,789	109,730
Legg Mason, Inc.	1,056	33,950
Northern Trust Corp.	1,867	101,864
State Street Corp.	3,837	226,728
T. Rowe Price Group, Inc.	2,161	161,794
		1,088,804

Auto Parts — 0.4%
BorgWarner, Inc.(1)	976	75,484
Delphi Automotive PLC	2,484	110,289
Genuine Parts Co.	1,321	103,038
Johnson Controls, Inc.	5,823	204,213
		493,024

Auto Services — 0.0%
The Goodyear Tire & Rubber Co.(1)	2,077	26,191
		26,191

Automobiles — 0.4%
Ford Motor Co.	32,463	426,888
		426,888

Back Office Support, HR and Consulting — 0.7%
Accenture PLC, Class A	5,403	410,466
Automatic Data Processing, Inc.	4,111	267,297
Iron Mountain, Inc.	1,421	51,597
Paychex, Inc.	2,741	96,127
Robert Half International, Inc.	1,199	44,998
		870,485

Banks: Diversified — 3.6%
Bank of America Corp.(2)	91,778	1,117,856
BB&T Corp.	5,952	186,833
Comerica, Inc.	1,650	59,317
Fifth Third Bancorp	7,175	117,024
First Horizon National Corp.	2,116	22,599
Huntington Bancshares, Inc.	7,282	53,814
KeyCorp	8,057	80,248
M&T Bank Corp.	1,029	106,152
PNC Financial Services Group, Inc.	4,508	299,782
Regions Financial Corp.	12,045	98,649
SunTrust Banks, Inc.	4,578	131,892
U.S. Bancorp	16,132	547,359
Wells Fargo & Co.	41,838	1,547,588
Zions Bancorporation	1,566	39,134
		4,408,247

Banks: Savings, Thrift & Mortgage Lending — 0.1%
Hudson City Bancorp, Inc.	4,007	34,620
People’s United Financial, Inc.	3,024	40,643
		75,263

Beverage: Brewers & Distillers — 0.3%
Beam, Inc.	1,343	85,334
Brown-Forman Corp., Class B	1,294	92,392
Constellation Brands, Inc., Class A(1)	1,253	59,693
Crimson Wine Group Ltd.(1)	167	1,553
Molson Coors Brewing Co., Class B	1,333	65,224
		304,196

Beverage: Soft Drinks — 2.2%
Coca-Cola Enterprises, Inc.	2,367	87,390
Dr. Pepper Snapple Group, Inc.	1,775	83,336
Monster Beverage Corp.(1)	1,308	62,444
PepsiCo, Inc.	13,248	1,048,049
The Coca-Cola Co.	32,791	1,326,068
		2,607,287

Biotechnology — 2.2%
AbbVie, Inc.	13,369	545,188
Alexion Pharmaceuticals, Inc.(1)	1,644	151,478
Amgen, Inc.	6,570	673,491
Baxter International, Inc.	4,653	337,994
Biogen Idec, Inc.(1)	2,019	389,485
Celgene Corp.(1)	3,605	417,856
Life Technologies Corp.(1)	1,497	96,751
		2,612,243

Building Materials — 0.1%
Masco Corp.	3,047	61,702
Vulcan Materials Co.	1,099	56,818
		118,520

Cable Television Services — 1.3%
Cablevision Systems Corp., Class A	1,842	27,556
Comcast Corp., Class A	22,601	949,468
DIRECTV(1)	5,103	288,881
Scripps Networks Interactive, Inc., Class A	737	47,419
Time Warner Cable, Inc.	2,533	243,320
		1,556,644

Casinos & Gambling — 0.0%
International Game Technology	2,275	37,537
		37,537

Chemicals: Diversified — 1.0%
Airgas, Inc.	586	58,108
E.I. du Pont de Nemours & Co.	7,926	389,642
Eastman Chemical Co.	1,304	91,110
Ecolab, Inc.	2,248	180,244
FMC Corp.	1,168	66,611
Sigma-Aldrich Corp.	1,023	79,467

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2013 (unaudited)	Shares	Value
The Dow Chemical Co.	10,208	$325,023
		1,190,205

Chemicals: Specialty — 0.6%
Air Products & Chemicals, Inc.	1,792	156,119
International Flavors & Fragrances, Inc.	690	52,902
LyondellBasell Industries NV, Class A	3,243	205,250
Praxair, Inc.	2,534	282,642
		696,913

Coal — 0.1%
CONSOL Energy, Inc.	1,937	65,180
Peabody Energy Corp.	2,293	48,497
		113,677

Commercial Services: Rental & Leasing — 0.0%
Ryder System, Inc.	435	25,991
		25,991

Commercial Vehicles & Parts — 0.1%
PACCAR, Inc.	3,017	152,539
		152,539

Communications Technology — 1.9%
Cisco Systems, Inc.	45,071	942,435
Harris Corp.	960	44,486
JDS Uniphase Corp.(1)	1,954	26,125
Juniper Networks, Inc.(1)	4,481	83,078
QUALCOMM, Inc.	14,518	971,980
Seagate Technology PLC	2,816	102,953
TE Connectivity Ltd.	3,642	152,709
		2,323,766

Computer Services, Software & Systems — 5.4%
Adobe Systems, Inc.(1)	4,192	182,394
Akamai Technologies, Inc.(1)	1,506	53,147
Autodesk, Inc.(1)	1,932	79,676
BMC Software, Inc.(1)	1,259	58,329
CA, Inc.	2,929	73,723
Citrix Systems, Inc.(1)	1,591	114,806
Cognizant Technology Solutions Corp., Class A(1)	2,550	195,355
Computer Sciences Corp.	1,324	65,180
F5 Networks, Inc.(1)	670	59,684
Google, Inc., Class A(1)	2,258	1,792,920
Intuit, Inc.	2,365	155,262
Microsoft Corp.(2)	64,262	1,838,536
Oracle Corp.	32,005	1,035,042
Red Hat, Inc.(1)	1,647	83,272
SAIC, Inc.	2,442	33,089
Salesforce.com, Inc.(1)	1,090	194,925
Symantec Corp.(1)	5,988	147,784
Teradata Corp.(1)	1,435	83,962
VeriSign, Inc.(1)	1,338	63,261
Yahoo! Inc.(1)	8,850	208,240
		6,518,587

Computer Technology — 5.7%
Apple, Inc.(2)	8,009	3,545,024
Dell, Inc.	12,421	177,993
EMC Corp.(1)	17,860	426,675
Hewlett-Packard Co.	16,748	399,272
International Business Machines Corp.(2)	9,043	1,928,872
NetApp, Inc.(1)	3,088	105,486
NVIDIA Corp.	5,284	67,741
SanDisk Corp.(1)	2,052	112,860
Western Digital Corp.	1,893	95,180
		6,859,103

Consumer Electronics — 0.0%
Garmin Ltd.	855	28,249
Harman International Industries, Inc.	570	25,439
		53,688

Consumer Lending — 0.1%
SLM Corp.	4,004	82,002
		82,002

Consumer Services: Miscellaneous — 0.5%
eBay, Inc.(1)	9,883	535,856
H & R Block, Inc.	2,289	67,343
		603,199

Containers & Packaging — 0.2%
Ball Corp.	1,318	62,710
Bemis Co., Inc.	881	35,557
MeadWestvaco Corp.	1,469	53,325
Owens-Illinois, Inc.(1)	1,408	37,523
Sealed Air Corp.	1,496	36,069
		225,184

Copper — 0.2%
Freeport-McMoran Copper & Gold, Inc.	8,095	267,944
		267,944

Cosmetics — 0.2%
Avon Products, Inc.	3,678	76,245
The Estee Lauder Companies, Inc., Class A	2,047	131,069
		207,314

Diversified Financial Services — 3.4%
Ameriprise Financial, Inc.	1,791	131,907
Bank of New York Mellon Corp.	10,047	281,216
Capital One Financial Corp.	4,951	272,057
Citigroup, Inc.	24,972	1,104,761
JPMorgan Chase & Co.(2)	32,348	1,535,236
Leucadia National Corp.	1,679	46,055
Morgan Stanley	11,768	258,661
The Goldman Sachs Group, Inc.	3,728	548,575
		4,178,468

Diversified Manufacturing Operations — 3.4%
3M Co.	5,418	575,988
Danaher Corp.	4,977	309,320
Dover Corp.	1,558	113,547
Eaton Corp. PLC	3,932	240,835
General Electric Co.(2)	89,185	2,061,957
Honeywell International, Inc.	6,640	500,324
Illinois Tool Works, Inc.	3,672	223,772
Ingersoll-Rand PLC	2,445	134,499
		4,160,242

Diversified Media — 1.0%
Discovery Communications, Inc., Class A(1)	2,102	165,511
News Corp., Class A	17,338	529,156
Time Warner, Inc.	8,074	465,224
		1,159,891

Diversified Retail — 2.7%
Amazon.com, Inc.(1)	3,082	821,322

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2013 (unaudited)	Shares	Value
Big Lots, Inc.(1)	504	$17,776
Costco Wholesale Corp.	3,676	390,060
Dollar General Corp.(1)	2,173	109,910
Dollar Tree, Inc.(1)	1,968	95,310
Family Dollar Stores, Inc.	828	48,893
J.C. Penney Co., Inc.	1,215	18,359
Kohl’s Corp.	1,850	85,341
Macy’s, Inc.	3,288	137,570
Nordstrom, Inc.	1,315	72,628
Target Corp.	5,573	381,472
Wal-Mart Stores, Inc.	14,312	1,070,967
		3,249,608

Drug & Grocery Store Chains — 1.0%
CVS Caremark Corp.	10,618	583,884
Safeway, Inc.	2,046	53,912
The Kroger Co.	4,321	143,198
Walgreen Co.	7,287	347,444
Whole Foods Market, Inc.	1,465	127,089
		1,255,527

Education Services — 0.0%
Apollo Group, Inc., Class A(1)	861	14,973
		14,973

Electronic Components — 0.3%
Amphenol Corp., Class A	1,375	102,644
Corning, Inc.	12,697	169,251
Molex, Inc.	1,163	34,052
		305,947

Electronic Entertainment — 0.0%
Electronic Arts, Inc.(1)	2,714	48,038
		48,038

Energy Equipment — 0.0%
First Solar, Inc.(1)	510	13,750
		13,750

Engineering & Contracting Services — 0.2%
Fluor Corp.	1,423	94,388
Jacobs Engineering Group, Inc.(1)	1,103	62,033
Quanta Services, Inc.(1)	1,813	51,815
		208,236

Entertainment — 0.9%
The Walt Disney Co.	15,048	854,726
Viacom, Inc., Class B	3,859	237,599
		1,092,325

Environmental, Maintenance, And Security Services — 0.1%
Cintas Corp.	913	40,291
Stericycle, Inc.(1)	727	77,193
		117,484

Fertilizers — 0.6%
CF Industries Holdings, Inc.	534	101,658
Monsanto Co.	4,542	479,771
The Mosaic Co.	2,358	140,560
		721,989

Financial Data & Systems — 2.0%
American Express Co.	8,240	555,870
Discover Financial Services	4,385	196,623
Equifax, Inc.	1,018	58,627
Fidelity National Information Services, Inc.	2,137	84,668
Fiserv, Inc.(1)	1,160	101,883
MasterCard, Inc., Class A	915	495,134
Moody’s Corp.	1,648	87,871
The Dun & Bradstreet Corp.	381	31,871
Total System Services, Inc.	1,361	33,726
Visa, Inc., Class A	4,453	756,297
Western Union Co.	5,169	77,742
		2,480,312

Foods — 1.9%
Campbell Soup Co.	1,513	68,630
ConAgra Foods, Inc.	3,484	124,762
Dean Foods Co.(1)	1,570	28,464
General Mills, Inc.	5,476	270,022
H.J. Heinz Co.	2,712	195,996
Hormel Foods Corp.	1,112	45,948
Kellogg Co.	2,096	135,045
Kraft Foods Group, Inc.	5,046	260,020
McCormick & Co., Inc.	1,135	83,479
Mead Johnson Nutrition Co.	1,745	135,150
Mondelez International, Inc., Class A	15,140	463,435
Sysco Corp.	4,963	174,549
The Hershey Co.	1,284	112,389
The JM Smucker Co.	942	93,409
Tyson Foods, Inc., Class A	2,491	61,827
		2,253,125

Fruit & Grain Processing — 0.2%
Archer-Daniels-Midland Co.	5,593	188,652
		188,652

Gas Pipeline — 0.4%
EQT Corp.	1,279	86,652
Kinder Morgan, Inc.	5,415	209,452
Spectra Energy Corp.	5,580	171,585
		467,689

Gold — 0.1%
Newmont Mining Corp.	4,230	177,195
		177,195

Health Care Facilities — 0.1%
DaVita HealthCare Partners, Inc.(1)	728	86,334
Tenet Healthcare Corp.(1)	885	42,108
		128,442

Health Care Management Services — 0.9%
Aetna, Inc.	2,857	146,050
CIGNA Corp.	2,440	152,183
Coventry Health Care, Inc.	1,141	53,661
Humana, Inc.	1,373	94,888
UnitedHealth Group, Inc.	8,681	496,640
WellPoint, Inc.	2,561	169,615
		1,113,037

Health Care Services — 0.6%
Cerner Corp.(1)	1,236	117,111
Express Scripts Holding Co.(1)	6,907	398,189
McKesson Corp.	2,013	217,323
		732,623

Home Building — 0.1%
D.R. Horton, Inc.	2,362	57,397
Lennar Corp., Class A	1,388	57,574

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2013 (unaudited)	Shares	Value
Pulte Group, Inc.(1)	2,879	$58,271
		173,242

Hotel/Motel — 0.3%
Marriott International, Inc., Class A	2,150	90,794
Starwood Hotels & Resorts Worldwide, Inc.	1,666	106,174
Wyndham Worldwide Corp.	1,210	78,021
Wynn Resorts Ltd.	669	83,732
		358,721

Household Appliances — 0.1%
Whirlpool Corp.	661	78,302
		78,302

Household Equipment & Products — 0.1%
Newell Rubbermaid, Inc.	2,459	64,180
		64,180

Household Furnishings — 0.0%
Leggett & Platt, Inc.	1,174	39,658
		39,658

Insurance: Life — 0.6%
Aflac, Inc.	3,986	207,351
Lincoln National Corp.	2,377	77,514
Principal Financial Group, Inc.	2,395	81,502
Prudential Financial, Inc.	3,962	233,718
Torchmark Corp.	811	48,498
Unum Group	2,379	67,207
		715,790

Insurance: Multi-Line — 2.5%
American International Group, Inc.(1)	12,513	485,755
Aon PLC	2,733	168,079
Assurant, Inc.	682	30,697
Berkshire Hathaway, Inc., Class B(1)	15,518	1,616,975
Genworth Financial, Inc., Class A(1)	4,179	41,790
Loews Corp.	2,638	116,257
Marsh & McLennan Companies, Inc.	4,653	176,674
MetLife, Inc.	9,300	353,586
The Hartford Financial Services Group, Inc.	3,702	95,512
		3,085,325

Insurance: Property-Casualty — 1.0%
ACE Ltd.	2,881	256,323
Cincinnati Financial Corp.	1,243	58,657
The Allstate Corp.	4,128	202,561
The Chubb Corp.	2,259	197,730
The Progressive Corp.	4,780	120,791
The Travelers Companies, Inc.	3,283	276,396
XL Group PLC	2,664	80,719
		1,193,177

Leisure Time — 0.4%
Carnival Corp.	3,807	130,580
Expedia, Inc.	797	47,828
Priceline.com, Inc.(1)	420	288,931
TripAdvisor, Inc.(1)	933	49,001
		516,340

Luxury Items — 0.1%
Fossil, Inc.(1)	467	45,112
Tiffany & Co.	1,011	70,305
		115,417

Machinery: Agricultural — 0.2%
Deere & Co.	3,339	287,087
		287,087

Machinery: Construction & Handling — 0.4%
Caterpillar, Inc.	5,567	484,162
		484,162

Machinery: Engines — 0.1%
Cummins, Inc.	1,509	174,757
		174,757

Machinery: Industrial — 0.0%
Joy Global, Inc.	894	53,211
		53,211

Machinery: Tools — 0.1%
Snap-On, Inc.	490	40,523
Stanley Black & Decker, Inc.	1,440	116,597
		157,120

Medical & Dental Instruments & Supplies — 0.7%
Becton, Dickinson and Co.	1,611	154,028
Boston Scientific Corp.(1)	12,027	93,931
C.R. Bard, Inc.	671	67,623
DENTSPLY International, Inc.	1,205	51,116
Edwards Lifesciences Corp.(1)	987	81,092
Patterson Companies, Inc.	744	28,302
St. Jude Medical, Inc.	2,680	108,379
Stryker Corp.	2,482	161,926
Zimmer Holdings, Inc.	1,486	111,777
		858,174

Medical Equipment — 1.0%
CareFusion Corp.(1)	1,868	65,361
Covidien PLC	3,997	271,157
Intuitive Surgical, Inc.(1)	338	166,022
Medtronic, Inc.	8,551	401,555
PerkinElmer, Inc.	970	32,631
Thermo Fisher Scientific, Inc.	3,112	238,037
Varian Medical Systems, Inc.(1)	938	67,536
		1,242,299

Medical Services — 0.1%
Laboratory Corp. of America Holdings(1)	821	74,054
Quest Diagnostics, Inc.	1,342	75,756
		149,810

Metal Fabricating — 0.3%
Fastenal Co.	2,291	117,643
Precision Castparts Corp.	1,227	232,664
		350,307

Metals & Minerals: Diversified — 0.0%
Cliffs Natural Resources, Inc.	1,214	23,078
		23,078

Office Supplies & Equipment — 0.1%
Avery Dennison Corp.	869	37,428
Pitney Bowes, Inc.	1,706	25,351
Xerox Corp.	11,116	95,598
		158,377

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2013 (unaudited)	Shares	Value
Offshore Drilling & Other Services — 0.0%
Diamond Offshore Drilling, Inc.	592	$41,180
		41,180

Oil Well Equipment & Services — 1.8%
Baker Hughes, Inc.	3,745	173,805
Cameron International Corp.(1)	2,104	137,181
Ensco PLC, Class A	1,981	118,860
FMC Technologies, Inc.(1)	2,035	110,684
Halliburton Co.	7,901	319,279
Helmerich & Payne, Inc.	898	54,509
Nabors Industries Ltd.	2,465	39,982
National Oilwell Varco, Inc.	3,633	257,035
Noble Corp.	2,153	82,137
Rowan Companies PLC(1)	1,046	36,987
Schlumberger Ltd.	11,305	846,631
		2,177,090

Oil: Crude Producers — 2.1%
Anadarko Petroleum Corp.	4,259	372,450
Apache Corp.	3,336	257,406
Cabot Oil & Gas Corp.	1,793	121,225
Chesapeake Energy Corp.	4,424	90,294
Denbury Resources, Inc.(1)	3,322	61,955
Devon Energy Corp.	3,206	180,882
EOG Resources, Inc.	2,300	294,561
Newfield Exploration Co.(1)	1,151	25,805
Noble Energy, Inc.	1,516	175,341
Occidental Petroleum Corp.	6,900	540,753
Pioneer Natural Resources Co.	1,047	130,090
QEP Resources, Inc.	1,504	47,887
Range Resources Corp.	1,388	112,483
Southwestern Energy Co.(1)	2,967	110,550
WPX Energy, Inc.(1)	1,685	26,994
		2,548,676

Oil: Integrated — 5.6%
Chevron Corp.	16,713	1,985,839
ConocoPhillips	10,354	622,275
Exxon Mobil Corp.(2)	38,846	3,500,413
Hess Corp.	2,534	181,460
Marathon Oil Corp.	6,010	202,657
Murphy Oil Corp.	1,576	100,438
Williams Companies, Inc.	5,689	213,110
		6,806,192

Oil: Refining And Marketing — 0.8%
Marathon Petroleum Corp.	2,880	258,048
Phillips 66	5,338	373,500
Tesoro Corp.	1,189	69,616
Valero Energy Corp.	4,699	213,757
		914,921

Paints & Coatings — 0.2%
PPG Industries, Inc.	1,215	162,737
The Sherwin-Williams Co.	723	122,108
		284,845

Paper — 0.1%
International Paper Co.	3,729	173,697
		173,697
Personal Care — 2.2%
Clorox Co.	1,099	97,295
Colgate-Palmolive Co.	3,809	449,576
Kimberly-Clark Corp.	3,364	329,605
The Procter & Gamble Co.(2)	23,272	1,793,340
		2,669,816

Pharmaceuticals — 6.6%
Abbott Laboratories	13,369	472,193
Actavis, Inc.(1)	1,085	99,939
Allergan, Inc.	2,615	291,912
AmerisourceBergen Corp.	2,115	108,817
Bristol-Myers Squibb Co.	14,000	576,660
Cardinal Health, Inc.	2,891	120,323
Eli Lilly & Co.	8,687	493,335
Forest Laboratories, Inc.(1)	2,009	76,422
Gilead Sciences, Inc.(1)	12,892	630,806
Hospira, Inc.(1)	1,408	46,225
Johnson & Johnson(2)	23,609	1,924,842
Merck & Co., Inc.	25,946	1,147,592
Mylan, Inc.(1)	3,460	100,132
Perrigo Co.	753	89,404
Pfizer, Inc.	62,793	1,812,206
		7,990,808

Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	509	114,515
		114,515

Production Technology Equipment — 0.3%
Applied Materials, Inc.	10,594	142,807
KLA-Tencor Corp.	1,423	75,049
Lam Research Corp.(1)	1,547	64,139
Teradyne, Inc.(1)	1,581	25,644
		307,639

Publishing — 0.2%
Gannett Co., Inc.	1,972	43,128
The McGraw-Hill Companies, Inc.	2,380	123,950
The Washington Post Co., Class B	41	18,327
		185,405

Radio & TV Broadcasters — 0.2%
CBS Corp., Class B	5,072	236,812
		236,812

Railroads — 0.8%
CSX Corp.	8,889	218,936
Norfolk Southern Corp.	2,728	210,274
Union Pacific Corp.	4,038	575,052
		1,004,262

Real Estate — 0.1%
CBRE Group, Inc. Class A(1)	2,567	64,817
		64,817

Real Estate Investment Trusts — 2.1%
American Tower Corp.	3,362	258,605
Apartment Investment & Management Co., Class A	1,211	37,129
AvalonBay Communities, Inc.	970	122,870
Boston Properties, Inc.	1,284	129,761
Equity Residential	2,726	150,094
HCP, Inc.	3,866	192,759
Health Care REIT, Inc.	2,162	146,821
Host Hotels & Resorts, Inc.	6,164	107,808
Kimco Realty Corp.	3,458	77,459
Plum Creek Timber Co., Inc.	1,374	71,723
ProLogis, Inc.	3,928	157,042
Public Storage, Inc.	1,229	187,201

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2013 (unaudited)	Shares	Value
Simon Property Group, Inc.	2,635	$417,806
Ventas, Inc.	2,519	184,391
Vornado Realty Trust	1,461	122,198
Weyerhaeuser Co.	4,585	143,877
		2,507,544

Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	1,949	103,882
		103,882

Restaurants — 1.4%
Chipotle Mexican Grill, Inc.(1)	266	86,681
Darden Restaurants, Inc.	1,085	56,073
McDonald’s Corp.	8,584	855,739
Starbucks Corp.	6,289	358,221
Yum! Brands, Inc.	3,887	279,631
		1,636,345

Scientific Instruments: Control & Filter — 0.7%
ADT Corp.	1,956	95,727
FLIR Systems, Inc.	1,282	33,345
Flowserve Corp.	430	72,115
Pall Corp.	989	67,618
Parker Hannifin Corp.	1,267	116,032
Rockwell Automation, Inc.	1,204	103,965
Roper Industries, Inc.	828	105,413
Tyco International Ltd.	3,912	125,184
Waters Corp.(1)	752	70,620
		790,019

Scientific Instruments: Electrical — 0.3%
Emerson Electric Co.	6,192	345,947
		345,947

Scientific Instruments: Gauges & Meters — 0.1%
Agilent Technologies, Inc.	2,974	124,819
		124,819

Scientific Instruments: Pollution Control — 0.3%
Pentair Ltd.	1,784	94,106
Republic Services, Inc.	2,592	85,536
Waste Management, Inc.	3,736	146,488
Xylem, Inc.	1,576	43,435
		369,565

Securities Brokerage & Services — 0.5%
CME Group, Inc.	2,609	160,167
E*TRADE Financial Corp.(1)	2,170	23,241
IntercontinentalExchange, Inc.(1)	614	100,125
NYSE Euronext	2,097	81,028
The Charles Schwab Corp.	9,364	165,649
The NASDAQ OMX Group, Inc.	1,044	33,721
		563,931

Semiconductors & Components — 1.6%
Advanced Micro Devices, Inc.(1)	5,131	13,084
Altera Corp.	2,719	96,443
Analog Devices, Inc.	2,535	117,852
Broadcom Corp., Class A	4,391	152,236
Intel Corp.	42,258	923,337
Linear Technology Corp.	1,929	74,016
LSI Corp.(1)	4,739	32,130
Microchip Technology, Inc.	1,626	59,772
Micron Technology, Inc.(1)	8,650	86,327
Texas Instruments, Inc.	9,476	336,209
Xilinx, Inc.	2,226	84,966
		1,976,372

Specialty Retail — 2.2%
Abercrombie & Fitch Co., Class A	694	32,063
AutoNation, Inc.(1)	321	14,044
AutoZone, Inc.(1)	325	128,950
Bed, Bath & Beyond, Inc.(1)	1,979	127,487
Best Buy Co., Inc.	2,259	50,037
CarMax, Inc.(1)	1,944	81,065
GameStop Corp., Class A	1,044	29,201
L Brands, Inc.	2,036	90,928
Lowe’s Companies, Inc.	9,711	368,241
Netflix, Inc.(1)	471	89,212
O’Reilly Automotive, Inc.(1)	944	96,807
PetSmart, Inc.	921	57,194
Ross Stores, Inc.	1,902	115,299
Staples, Inc.	5,819	78,149
The Gap, Inc.	2,543	90,022
The Home Depot, Inc.	12,693	885,717
The TJX Companies, Inc.	6,273	293,263
Urban Outfitters, Inc.(1)	935	36,222
		2,663,901

Steel — 0.1%
Allegheny Technologies, Inc.	906	28,729
Nucor Corp.	2,708	124,974
United States Steel Corp.	1,228	23,946
		177,649

Technology: Miscellaneous — 0.0%
Jabil Circuit, Inc.	1,587	29,328
		29,328

Telecommunications Equipment — 0.3%
Crown Castle International Corp.(1)	2,501	174,170
Motorola Solutions, Inc.	2,318	148,421
		322,591

Textiles, Apparel & Shoes — 0.6%
Coach, Inc.	2,433	121,625
NIKE, Inc., Class B	6,268	369,875
Ralph Lauren Corp.	520	88,041
VF Corp.	749	125,645
		705,186

Tobacco — 1.8%
Altria Group, Inc.	17,332	596,047
Lorillard, Inc.	3,330	134,366
Philip Morris International, Inc.	14,199	1,316,389
Reynolds American, Inc.	2,802	124,661
		2,171,463

Toys — 0.1%
Hasbro, Inc.	973	42,754
Mattel, Inc.	2,912	127,516
		170,270

Transportation Miscellaneous — 0.5%
Expeditors International of Washington, Inc.	1,781	63,599
United Parcel Service, Inc., Class B	6,134	526,911
		590,510

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2013 (unaudited)	Shares	Value
Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	1,365	$81,163
		81,163

Utilities: Electrical — 3.0%
Ameren Corp.	2,038	71,371
American Electric Power, Inc.	4,117	200,210
CMS Energy Corp.	2,241	62,614
Consolidated Edison, Inc.	2,486	151,721
Dominion Resources, Inc.	4,864	282,987
DTE Energy Co.	1,468	100,323
Duke Energy Corp.	5,990	434,814
Edison International	2,772	139,487
Entergy Corp.	1,498	94,733
Exelon Corp.	7,269	250,635
FirstEnergy Corp.	3,554	149,979
NextEra Energy, Inc.	3,603	279,881
Northeast Utilities	2,662	115,690
NRG Energy, Inc.	2,783	73,722
Pepco Holdings, Inc.	2,069	44,277
PG&E Corp.	3,650	162,534
Pinnacle West Capital Corp.	937	54,243
PPL Corp.	4,882	152,855
Public Service Enterprise Group, Inc.	4,281	147,010
SCANA Corp.	1,136	58,118
Southern Co.	7,445	349,319
TECO Energy, Inc.	1,846	32,896
The AES Corp.	5,313	66,784
Wisconsin Energy Corp.	1,956	83,893
Xcel Energy, Inc.	4,148	123,196
		3,683,292

Utilities: Gas Distributors — 0.4%
AGL Resources, Inc.	964	40,440
CenterPoint Energy, Inc.	3,590	86,017
NiSource, Inc.	2,395	70,269
ONEOK, Inc.	1,754	83,613
Sempra Energy	1,912	152,845
		433,184

Utilities: Miscellaneous — 0.0%
Integrys Energy Group, Inc.	680	39,549
		39,549

Utilities: Telecommunications — 2.8%
AT&T, Inc.(2)	48,400	1,775,796
CenturyLink, Inc.	5,318	186,821
Frontier Communications Corp.	8,517	33,898
MetroPCS Communications, Inc.(1)	2,698	29,408
Sprint Nextel Corp.(1)	25,553	158,684
Verizon Communications, Inc.	24,264	1,192,576
Windstream Corp.	4,978	39,575
		3,416,758
Total Common Stocks (Cost $63,338,050)		119,418,689

	Principal Amount
U.S. Government Securities — 0.1%
U.S. Treasury Note 3.125% due 5/15/2019(2)	$145,000	163,351
Total U.S. Government Securities (Cost $142,930)		163,351

Repurchase Agreements — 1.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/28/2013, maturity value of $1,548,002, due 4/1/2013(3)	1,548,000	1,548,000
Total Repurchase Agreements (Cost $1,548,000)		1,548,000
Total Investments — 100.0% (Cost $65,028,980)		121,130,040
Other Assets, Net — 0.0%		12,623
Total Net Assets — 100.0%		$121,142,663

(1)	Non-income producing security.
(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.25%	9/15/2015	$1,583,019

The table below presents futures contracts as of March 31, 2013.

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
E-mini S&P 500 Futures	Goldman Sachs	22	06/21/2013	$1,719	$19,998

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$119,418,689	$—	$—	$119,418,689
U.S. Government Securities	—	163,351	—	163,351
Repurchase Agreements	—	1,548,000	—	1,548,000
Other Financial Instruments:
Financial Futures Contracts	19,998	—	—	19,998

Total	$119,438,687	$1,711,351	$—	$121,150,038

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at March 31, 2013, for each Fund is listed in the chart below. The net unrealized appreciation on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Large Cap Alpha VIP Series	$912,221,946	$152,516,647	$166,302,333	$(13,785,686)
RS Small Cap Growth Equity VIP Series	78,071,029	19,127,548	20,125,189	(997,641)
RS International Growth VIP Series	158,577,216	61,419,642	70,336,519	(8,916,877)
RS Emerging Markets VIP Series	82,389,418	2,610,746	5,394,449	(2,783,703)
RS Investment Quality Bond VIP Series	897,420,252	33,533,666	35,201,153	(1,667,487)
RS Low Duration Bond VIP Series	228,597,423	1,245,904	2,088,654	(842,750)
RS High Yield VIP Series	69,582,650	4,069,717	4,222,381	(152,664)
RS Money Market VIP Series	130,695,177	—	—	—
RS S&P 500 Index VIP Series	72,622,478	48,507,562	51,571,563	(3,064,001)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the three months ended March 31, 2013, RS Emerging Markets VIP Series held one security classified as Level 3.

1

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose values were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers into and out of each level of the fair value hierarchy for the three months ended March 31, 2013 were as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2	Transfers into Level 3	Transfers (out) of Level 3
RS International Growth VIP Series
Common Stocks	$—	$(1,573,921)	$1,573,921	$—	$—	$—
RS Emerging Markets VIP Series
Common Stocks	—	—	—	(355,781)	355,781	—

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities

The following is a summary of the fair valuation of the Funds’ derivative instruments categorized by risk exposure at March 31, 2013.

Fund	Derivative Instrument Type	Value
RS S&P 500 Index VIP Series	Financial Futures Contracts	$19,998

RS S&P 500 Index VIP Series may, but will not necessarily, enter into derivative transactions, such as financial futures contracts, as a substitute for the purchase or sale of securities or when there is significant cash received from fund shares sold.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s website at http://www.sec.gov.

2

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Variable Products Trust

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date:	May 22, 2013

By:	/s/ Glen M. Wong
Glen M. Wong, Treasurer
(Principal Financial Officer)

Date:	May 22, 2013